United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS – 88.92%
Money Market Funds – 2.13%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% A B	10,504,622	$10,504,622

	Principal Amount
U.S. Treasury Bills – 86.79%
0.702%, Due 4/27/2017A	$148,500,000	148,427,681
0.426%, Due 4/6/2017A	25,500,000	25,498,700
0.497%, Due 4/13/2017A	44,000,000	43,991,156
0.583%, Due 4/20/2017A	86,000,000	85,970,416
0.697%, Due 5/4/2017A	15,400,000	15,390,852
0.705%, Due 5/11/2017A	108,500,000	108,417,648

		427,696,453

Total Short-Term Investments (Cost $438,202,220)		438,201,075

TOTAL INVESTMENTS—88.92% (Cost $438,202,220)		438,201,075
OTHER ASSETS, NET OF LIABILITIES – 11.08%		54,606,823

TOTAL NET ASSETS—100.00%		$492,807,898

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held in American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.

Purchased Futures Contracts Open on March 31, 2017:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Copper FuturesA	95	May 2017	$6,299,687	$(105,925)
Gold 100oz FuturesA	24	June 2017	3,002,880	(7,476)
LME Copper FuturesA	18	April 2017	2,620,800	(10,835)
LME Copper FuturesA	10	May 2017	1,458,250	(4,334)
LME Copper FuturesA	13	June 2017	1,897,756	(1,983)
LME Lead FuturesA	15	April 2017	875,906	(6,940)
LME Lead FuturesA	27	May 2017	1,577,813	(33,885)
LME Lead FuturesA	3	June 2017	175,500	7,950
LME Nickel FuturesA	18	April 2017	1,077,732	(103,520)
LME Primary Aluminum FuturesA	314	April 2017	15,344,787	1,297,679
LME Primary Aluminum FuturesA	103	May 2017	5,045,069	236,149
LME Primary Aluminum FuturesA	40	June 2017	1,964,250	35,511
LME Zinc FuturesA	47	April 2017	3,238,594	(7,504)
LME Zinc FuturesA	13	May 2017	898,625	(31,491)
Silver FuturesA	13	May 2017	1,186,640	2,296

			$46,664,289	$1,265,692

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	818	June 2017	$62,462,480	$32,986
British Pound Currency Futures	432	June 2017	33,901,200	(184,950)
Euro Currency Futures	185	June 2017	24,794,625	(297,169)
Japanese Yen Currency Futures	178	June 2017	20,050,587	(77,779)
Mexican Peso Futures	3,247	June 2017	85,623,390	2,776,503
Swiss Franc Currency Futures	65	June 2017	8,157,500	(102,078)

			$234,989,782	$2,147,513

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	127	April 2017	$13,960,228	$183,089
ASX SPI 200 Index Futures	187	June 2017	20,887,294	232,911
CAC40 Index Futures	270	April 2017	14,734,479	347,224
DAX Index Futures	84	June 2017	27,621,527	574,526
Euro Stoxx 50 Index Futures	562	June 2017	20,540,291	308,962
FTSE 100 Index Futures	240	June 2017	21,877,146	(30,778)
FTSE/MIB Index Futures	92	June 2017	9,839,585	388,138
Hang Seng Index Futures	204	April 2017	31,671,646	(356,644)
H-Shares Index Futures	258	April 2017	17,077,167	(297,137)
IBEX 35 Index Futures	96	April 2017	10,664,038	489,363
KOSPI 200 Index Futures	1,940	June 2017	122,171,600	1,883,113
Mini MSCI EAFE Index Futures	70	June 2017	6,237,000	99,529
Mini MSCI Emerging Markets Index Futures	208	June 2017	9,998,560	170,368
MSCI Taiwan Stock Index Futures	612	April 2017	22,197,240	(211,134)
NASDAQ 100 E-Mini Futures	422	June 2017	45,900,940	264,664
Nikkei 225 (SGX) Futures	189	June 2017	16,042,846	(238,457)
OMXS30 Index Futures	884	April 2017	15,609,459	270,284
Russell 2000 Mini Index Futures	39	June 2017	2,699,580	12,088
S&P 500 E-Mini Index Futures	427	June 2017	50,368,920	(227,362)
S&P/TSX 60 Index Futures	170	June 2017	23,319,472	(24,347)
TOPIX Index Futures	87	June 2017	11,819,590	(244,076)

			$515,238,608	$3,594,324

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond Futures	386	June 2017	$37,879,780	$33,227
Australian 3-Year Bond Futures	593	June 2017	50,626,699	(5,697)
Euro-Bobl Futures	177	June 2017	24,886,946	(2,805)
Euro-Bund Futures	116	June 2017	19,975,528	79,617
Euro-Schatz Futures	210	June 2017	25,146,018	(9,054)
Japanese 10-Year Government Bond Futures	102	June 2017	137,685,799	(90,806)
Long GILT Futures	353	June 2017	56,425,300	426,581
U.S. Long Bond Futures	42	June 2017	6,335,437	(18,714)
U.S. Treasury 10-Year Note Futures	162	June 2017	20,179,125	(1,558)
U.S. Treasury 2-Year Note Futures	405	June 2017	87,663,516	19,025
U.S. Treasury 5-Year Note Futures	129	June 2017	15,186,727	(377)
U.S. Ultra Bond Futures	40	June 2017	6,425,000	(34,351)

			$488,415,875	$395,088

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Sold Futures Contracts Open on March 31, 2017:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	178	April 2017	$(9,528,340)	$(271,840)
Cocoa Futures A	144	May 2017	(3,016,800)	(81,383)
Cocoa Futures A	100	July 2017	(2,098,000)	(2,517)
Coffee Futures A	89	May 2017	(4,649,137)	130,296
Coffee Futures A	1	July 2017	(53,119)	110
Corn Futures A	907	May 2017	(16,518,737)	(350,989)
Corn Futures A	21	July 2017	(390,338)	(4,010)
Gasoline RBOB Futures A	79	April 2017	(5,650,554)	(290,404)
LME Copper Futures A	18	April 2017	(2,620,800)	(10,371)
LME Nickel Futures A	20	April 2017	(1,197,480)	3,546
LME Nickel Futures A	35	June 2017	(2,103,780)	14,170
LME Primary Aluminum Futures A	49	April 2017	(2,394,569)	(97,429)
LME Zinc Futures A	5	April 2017	(344,531)	(12,366)
Low Sulphur Gasoil Futures A	181	April 2017	(8,497,950)	157,285
Natural Gas Futures A	133	April 2017	(4,242,700)	(248,177)
Natural Gas Swap Futures A	8	October 2017	(67,440)	(3,772)
Natural Gas Swap Futures A	8	November 2017	(69,760)	(6,094)
Natural Gas Swap Futures A	8	December 2017	(71,140)	(7,475)
Natural Gas Swap Futures A	8	January 2018	(70,280)	(6,614)
Natural Gas Swap Futures A	8	February 2018	(68,440)	(4,773)
Natural Gas Swap Futures A	20	March 2018	(143,900)	(1,923)
Natural Gas Swap Futures A	20	April 2018	(140,950)	1,030
Natural Gas Swap Futures A	20	May 2018	(141,850)	129
Natural Gas Swap Futures A	20	June 2018	(142,850)	(872)
Natural Gas Swap Futures A	20	July 2018	(143,000)	(1,022)
Natural Gas Swap Futures A	20	August 2018	(142,050)	(71)
Natural Gas Swap Futures A	20	September 2018	(142,950)	(972)
NY Harbor ULSD Futures A	92	April 2017	(6,084,254)	(241,478)
Soybean Futures A	283	May 2017	(13,385,900)	662,744
Soybean Futures A	11	July 2017	(526,350)	3,855
Sugar #11 World Futures A	423	April 2017	(7,940,218)	933,063
Sugar #11 World Futures A	4	June 2017	(75,622)	(43)
Wheat Futures A	288	May 2017	(6,141,600)	(32,884)
Wheat Futures A	13	July 2017	(285,350)	(1,579)
WTI Crude Futures A	238	April 2017	(12,042,800)	(83,919)

			$(111,133,539)	$143,251

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Canadian Dollar Currency Futures	326	June 2017	$(24,557,580)	$(326,160)

Equity Futures Contracts Sold Short

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures	154	June 2017	$(5,253,534)	$(73,458)
U.S. Dollar Index Futures	222	June 2017	(22,248,396)	(110,039)

			$(27,501,930)	$(183,497)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Interest Rate Futures Contracts Sold Short

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	1,252	June 2018	$(334,509,373)	$(129,478)
3-Month Euro Euribor Futures	293	March 2019	(78,174,343)	(20,650)
3-Month Euro Euribor Futures	756	December 2019	(201,403,375)	(144,858)
90-Day Eurodollar Futures	125	June 2018	(30,693,750)	(39,126)
90-Day Eurodollar Futures	253	March 2019	(61,931,238)	(99,340)
90-Day Eurodollar Futures	321	December 2019	(78,392,212)	(131,228)
90-Day Sterling Futures	398	June 2018	(61,988,973)	(39,543)
90-Day Sterling Futures	120	March 2019	(18,663,832)	(15,724)
Euro-Buxl 30-Year Bond Futures	19	June 2017	(3,416,576)	(82,095)

			$(869,173,672)	$(702,042)

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Currency Contracts Open on March 31, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	INR	11,540,871	4/10/2017	DUB	$336,808	$—	$336,808
Buy	INR	29,121,465	4/10/2017	DUB	818,590	—	818,590
Buy	TWD	82,406	4/10/2017	DUB	247	—	247
Buy	TWD	82,406	4/10/2017	DUB	255	—	255
Buy	TWD	164,812	4/10/2017	DUB	479	—	479
Buy	TWD	82,406	4/10/2017	DUB	632	—	632
Buy	TWD	164,812	4/10/2017	DUB	651	—	651
Buy	TWD	164,812	4/10/2017	DUB	1,071	—	1,071
Buy	TWD	164,812	4/10/2017	DUB	1,205	—	1,205
Buy	TWD	164,812	4/10/2017	DUB	1,333	—	1,333
Buy	TWD	82,406	4/10/2017	DUB	1,505	—	1,505
Buy	TWD	906,465	4/10/2017	DUB	1,800	—	1,800
Buy	TWD	494,435	4/10/2017	DUB	2,696	—	2,696
Buy	TWD	494,435	4/10/2017	DUB	3,480	—	3,480
Buy	TWD	35,681,744	4/10/2017	DUB	652,782	—	652,782
Sell	INR	1,769,600	4/10/2017	DUB	—	(18,073)	(18,073)
Sell	INR	1,307,965	4/10/2017	DUB	—	(15,544)	(15,544)
Sell	INR	1,423,374	4/10/2017	DUB	—	(14,816)	(14,816)
Sell	INR	1,769,600	4/10/2017	DUB	—	(13,358)	(13,358)
Sell	INR	1,384,905	4/10/2017	DUB	—	(10,454)	(10,454)
Sell	INR	961,739	4/10/2017	DUB	—	(9,344)	(9,344)
Sell	INR	807,861	4/10/2017	DUB	—	(6,049)	(6,049)
Sell	INR	615,513	4/10/2017	DUB	—	(4,929)	(4,929)
Sell	INR	269,287	4/10/2017	DUB	—	(2,009)	(2,009)
Sell	INR	115,409	4/10/2017	DUB	—	(1,262)	(1,262)
Sell	INR	115,409	4/10/2017	DUB	—	(1,233)	(1,233)
Sell	INR	38,470	4/10/2017	DUB	—	(423)	(423)
Sell	INR	346,226	4/10/2017	DUB	—	(413)	(413)
Sell	TWD	329,623	4/10/2017	DUB	—	(8,008)	(8,008)
Sell	TWD	329,623	4/10/2017	DUB	—	(7,894)	(7,894)
Sell	TWD	329,623	4/10/2017	DUB	—	(7,790)	(7,790)
Sell	TWD	329,623	4/10/2017	DUB	—	(7,780)	(7,780)
Sell	TWD	329,623	4/10/2017	DUB	—	(7,666)	(7,666)
Sell	TWD	329,623	4/10/2017	DUB	—	(6,845)	(6,845)
Sell	TWD	247,218	4/10/2017	DUB	—	(5,024)	(5,024)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	TWD	247,218	4/10/2017	DUB	$—	$(3,995)	$(3,995)
Sell	TWD	164,812	4/10/2017	DUB	—	(2,616)	(2,616)
Sell	TWD	82,406	4/10/2017	DUB	—	(1,620)	(1,620)
Sell	TWD	82,406	4/10/2017	DUB	—	(1,604)	(1,604)
Sell	TWD	82,406	4/10/2017	DUB	—	(1,586)	(1,586)
Sell	TWD	82,406	4/10/2017	DUB	—	(1,464)	(1,464)
Sell	TWD	82,406	4/10/2017	DUB	—	(1,324)	(1,324)
Sell	TWD	82,406	4/10/2017	DUB	—	(1,249)	(1,249)
Sell	TWD	82,406	4/10/2017	DUB	—	(543)	(543)
Sell	TWD	164,812	4/10/2017	DUB	779	—	779
Sell	TWD	247,218	4/10/2017	DUB	1,250	—	1,250
Buy	EUR	934,547	4/20/2017	DUB	—	(17,851)	(17,851)
Buy	EUR	1,346,952	4/20/2017	DUB	—	(13,680)	(13,680)
Buy	EUR	369,661	4/20/2017	DUB	—	(7,049)	(7,049)
Buy	EUR	30,072	4/20/2017	DUB	—	(578)	(578)
Buy	EUR	285,822	4/20/2017	DUB	—	(364)	(364)
Buy	EUR	217,045	4/20/2017	DUB	—	(293)	(293)
Buy	JPY	4,306	4/20/2017	DUB	—	(47)	(47)
Buy	JPY	41,698	4/20/2017	DUB	1,131	—	1,131
Buy	JPY	159,289	4/20/2017	DUB	4,349	—	4,349
Buy	ZAR	86,273	4/20/2017	DUB	—	(7,441)	(7,441)
Buy	KRW	1,699,386	4/20/2017	DUB	—	(3,993)	(3,993)
Buy	KRW	447,207	4/20/2017	DUB	—	(1,538)	(1,538)
Buy	KRW	626,090	4/20/2017	DUB	—	(466)	(466)
Buy	KRW	1,073,296	4/20/2017	DUB	—	(327)	(327)
Buy	KRW	89,441	4/20/2017	DUB	—	(11)	(11)
Buy	KRW	626,090	4/20/2017	DUB	139	—	139
Buy	KRW	447,207	4/20/2017	DUB	231	—	231
Buy	KRW	89,441	4/20/2017	DUB	355	—	355
Buy	KRW	715,531	4/20/2017	DUB	875	—	875
Buy	KRW	804,972	4/20/2017	DUB	1,007	—	1,007
Buy	KRW	268,324	4/20/2017	DUB	1,066	—	1,066
Buy	KRW	268,324	4/20/2017	DUB	1,092	—	1,092
Buy	KRW	536,648	4/20/2017	DUB	1,340	—	1,340
Buy	KRW	536,648	4/20/2017	DUB	1,388	—	1,388
Buy	KRW	447,207	4/20/2017	DUB	1,610	—	1,610
Buy	KRW	626,090	4/20/2017	DUB	1,981	—	1,981
Buy	KRW	536,648	4/20/2017	DUB	2,216	—	2,216
Buy	KRW	536,648	4/20/2017	DUB	2,555	—	2,555
Buy	KRW	715,531	4/20/2017	DUB	2,963	—	2,963
Buy	KRW	626,090	4/20/2017	DUB	3,014	—	3,014
Buy	KRW	357,765	4/20/2017	DUB	3,293	—	3,293
Buy	KRW	268,324	4/20/2017	DUB	3,466	—	3,466
Buy	KRW	447,207	4/20/2017	DUB	3,992	—	3,992
Buy	KRW	357,765	4/20/2017	DUB	4,330	—	4,330
Buy	KRW	894,414	4/20/2017	DUB	6,527	—	6,527
Buy	KRW	715,531	4/20/2017	DUB	6,632	—	6,632
Buy	KRW	804,972	4/20/2017	DUB	10,058	—	10,058
Buy	KRW	983,855	4/20/2017	DUB	11,368	—	11,368
Buy	KRW	894,414	4/20/2017	DUB	11,450	—	11,450
Buy	KRW	1,073,296	4/20/2017	DUB	12,785	—	12,785
Buy	KRW	1,162,738	4/20/2017	DUB	12,923	—	12,923
Buy	KRW	2,146,593	4/20/2017	DUB	28,753	—	28,753
Buy	KRW	2,951,565	4/20/2017	DUB	34,077	—	34,077
Buy	KRW	2,774,471	4/20/2017	DUB	35,616	—	35,616
Buy	KRW	2,972,137	4/20/2017	DUB	35,820	—	35,820

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	KRW	2,971,242	4/20/2017	DUB	$35,991	$—	$35,991
Buy	KRW	2,971,242	4/20/2017	DUB	37,494	—	37,494
Buy	KRW	3,159,963	4/20/2017	DUB	42,134	—	42,134
Buy	KRW	3,591,965	4/20/2017	DUB	45,860	—	45,860
Buy	KRW	3,592,860	4/20/2017	DUB	46,435	—	46,435
Buy	KRW	3,712,711	4/20/2017	DUB	47,013	—	47,013
Buy	KRW	4,114,303	4/20/2017	DUB	48,152	—	48,152
Buy	KRW	3,711,817	4/20/2017	DUB	48,942	—	48,942
Buy	KRW	4,798,529	4/20/2017	DUB	62,143	—	62,143
Buy	KRW	4,799,424	4/20/2017	DUB	64,620	—	64,620
Buy	KRW	6,200,970	4/20/2017	DUB	78,034	—	78,034
Buy	SEK	149,826	4/20/2017	DUB	—	(2,537)	(2,537)
Buy	SEK	61,759	4/20/2017	DUB	—	(1,417)	(1,417)
Buy	SEK	37,401	4/20/2017	DUB	4	—	4
Sell	CAD	72,885	4/20/2017	DUB	—	(187)	(187)
Sell	EUR	265,336	4/20/2017	DUB	2,658	—	2,658
Sell	JPY	290,094	4/20/2017	DUB	—	(3,260)	(3,260)
Sell	JPY	35,423	4/20/2017	DUB	—	(397)	(397)
Sell	JPY	435,725	4/20/2017	DUB	4,743	—	4,743
Sell	ZAR	139,728	4/20/2017	DUB	2,640	—	2,640
Sell	ZAR	177,781	4/20/2017	DUB	9,946	—	9,946
Sell	KRW	14,489,502	4/20/2017	DUB	—	(188,907)	(188,907)
Sell	KRW	715,531	4/20/2017	DUB	1,978	—	1,978
Buy	INR	6,872,445	4/24/2017	DUB	193,440	—	193,440
Buy	INR	45,074,024	4/24/2017	DUB	1,258,899	—	1,258,899
Buy	PHP	497,792	4/24/2017	DUB	—	(722)	(722)
Buy	PHP	547,572	4/24/2017	DUB	—	(281)	(281)
Buy	PHP	398,234	4/24/2017	DUB	—	(77)	(77)
Buy	PHP	49,779	4/24/2017	DUB	—	(68)	(68)
Buy	PHP	248,896	4/24/2017	DUB	—	(53)	(53)
Buy	PHP	149,338	4/24/2017	DUB	—	(14)	(14)
Buy	PHP	597,351	4/24/2017	DUB	—	(9)	(9)
Buy	PHP	199,117	4/24/2017	DUB	5	—	5
Buy	PHP	298,675	4/24/2017	DUB	19	—	19
Buy	PHP	49,779	4/24/2017	DUB	26	—	26
Buy	PHP	149,338	4/24/2017	DUB	28	—	28
Buy	PHP	99,558	4/24/2017	DUB	28	—	28
Buy	PHP	448,013	4/24/2017	DUB	29	—	29
Buy	PHP	49,779	4/24/2017	DUB	36	—	36
Buy	PHP	149,338	4/24/2017	DUB	57	—	57
Buy	PHP	199,117	4/24/2017	DUB	64	—	64
Buy	PHP	99,558	4/24/2017	DUB	68	—	68
Buy	PHP	149,338	4/24/2017	DUB	72	—	72
Buy	PHP	49,779	4/24/2017	DUB	75	—	75
Buy	PHP	298,675	4/24/2017	DUB	109	—	109
Buy	PHP	149,338	4/24/2017	DUB	111	—	111
Buy	PHP	149,338	4/24/2017	DUB	191	—	191
Buy	PHP	348,455	4/24/2017	DUB	542	—	542
Sell	PHP	28,722,621	4/24/2017	DUB	—	(4,724)	(4,724)
Sell	PHP	149,338	4/24/2017	DUB	—	(685)	(685)
Buy	BRL	39,864,563	4/4/2017	HUS	—	(530,977)	(530,977)
Buy	BRL	1,022,168	4/4/2017	HUS	—	(4,167)	(4,167)
Buy	BRL	415,256	4/4/2017	HUS	—	(491)	(491)
Buy	BRL	383,313	4/4/2017	HUS	—	(319)	(319)
Buy	BRL	31,943	4/4/2017	HUS	—	(175)	(175)
Buy	BRL	31,943	4/4/2017	HUS	—	(165)	(165)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	31,943	4/4/2017	HUS	$—	$(160)	$(160)
Buy	BRL	31,943	4/4/2017	HUS	—	(156)	(156)
Buy	BRL	31,943	4/4/2017	HUS	—	(155)	(155)
Buy	BRL	31,943	4/4/2017	HUS	—	(155)	(155)
Buy	BRL	31,943	4/4/2017	HUS	212	—	212
Buy	BRL	31,943	4/4/2017	HUS	212	—	212
Buy	BRL	31,943	4/4/2017	HUS	242	—	242
Buy	BRL	31,943	4/4/2017	HUS	247	—	247
Buy	BRL	31,943	4/4/2017	HUS	252	—	252
Buy	BRL	63,885	4/4/2017	HUS	424	—	424
Buy	BRL	63,885	4/4/2017	HUS	424	—	424
Buy	BRL	191,656	4/4/2017	HUS	446	—	446
Buy	BRL	63,885	4/4/2017	HUS	488	—	488
Buy	BRL	63,885	4/4/2017	HUS	488	—	488
Buy	BRL	63,885	4/4/2017	HUS	500	—	500
Buy	BRL	95,828	4/4/2017	HUS	635	—	635
Buy	BRL	319,428	4/4/2017	HUS	652	—	652
Buy	BRL	255,542	4/4/2017	HUS	653	—	653
Buy	BRL	287,485	4/4/2017	HUS	661	—	661
Buy	BRL	479,141	4/4/2017	HUS	753	—	753
Buy	BRL	415,256	4/4/2017	HUS	946	—	946
Buy	BRL	511,084	4/4/2017	HUS	1,453	—	1,453
Buy	BRL	287,485	4/4/2017	HUS	2,296	—	2,296
Buy	BRL	653,868	4/4/2017	HUS	4,522	—	4,522
Buy	BRL	653,549	4/4/2017	HUS	4,684	—	4,684
Buy	BRL	729,573	4/4/2017	HUS	5,206	—	5,206
Buy	BRL	1,037,181	4/4/2017	HUS	7,662	—	7,662
Buy	BRL	1,414,745	4/4/2017	HUS	10,207	—	10,207
Buy	BRL	1,452,437	4/4/2017	HUS	10,593	—	10,593
Sell	BRL	1,137,162	4/4/2017	HUS	—	(25,426)	(25,426)
Sell	BRL	638,855	4/4/2017	HUS	—	(11,140)	(11,140)
Sell	BRL	766,626	4/4/2017	HUS	—	(9,505)	(9,505)
Sell	BRL	798,569	4/4/2017	HUS	—	(8,904)	(8,904)
Sell	BRL	535,999	4/4/2017	HUS	—	(7,029)	(7,029)
Sell	BRL	486,169	4/4/2017	HUS	—	(6,360)	(6,360)
Sell	BRL	191,657	4/4/2017	HUS	—	(3,657)	(3,657)
Sell	BRL	191,657	4/4/2017	HUS	—	(3,628)	(3,628)
Sell	BRL	191,657	4/4/2017	HUS	—	(3,256)	(3,256)
Sell	BRL	255,542	4/4/2017	HUS	—	(3,152)	(3,152)
Sell	BRL	159,714	4/4/2017	HUS	—	(3,028)	(3,028)
Sell	BRL	127,771	4/4/2017	HUS	—	(2,481)	(2,481)
Sell	BRL	574,970	4/4/2017	HUS	—	(1,995)	(1,995)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,896)	(1,896)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,846)	(1,846)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,808)	(1,808)
Sell	BRL	127,771	4/4/2017	HUS	—	(1,672)	(1,672)
Sell	BRL	127,771	4/4/2017	HUS	—	(1,612)	(1,612)
Sell	BRL	127,771	4/4/2017	HUS	—	(1,572)	(1,572)
Sell	BRL	127,771	4/4/2017	HUS	—	(1,333)	(1,333)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,283)	(1,283)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,281)	(1,281)
Sell	BRL	63,885	4/4/2017	HUS	—	(1,280)	(1,280)
Sell	BRL	63,885	4/4/2017	HUS	—	(1,270)	(1,270)
Sell	BRL	63,885	4/4/2017	HUS	—	(1,264)	(1,264)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,239)	(1,239)
Sell	BRL	63,885	4/4/2017	HUS	—	(1,211)	(1,211)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	BRL	95,828	4/4/2017	HUS	$—	$(1,194)	$(1,194)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,194)	(1,194)
Sell	BRL	63,885	4/4/2017	HUS	—	(1,192)	(1,192)
Sell	BRL	63,885	4/4/2017	HUS	—	(1,192)	(1,192)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,164)	(1,164)
Sell	BRL	95,828	4/4/2017	HUS	—	(1,149)	(1,149)
Sell	BRL	44,720	4/4/2017	HUS	—	(994)	(994)
Sell	BRL	63,885	4/4/2017	HUS	—	(836)	(836)
Sell	BRL	63,885	4/4/2017	HUS	—	(826)	(826)
Sell	BRL	63,885	4/4/2017	HUS	—	(806)	(806)
Sell	BRL	63,885	4/4/2017	HUS	—	(806)	(806)
Sell	BRL	63,885	4/4/2017	HUS	—	(806)	(806)
Sell	BRL	63,886	4/4/2017	HUS	—	(802)	(802)
Sell	BRL	63,886	4/4/2017	HUS	—	(796)	(796)
Sell	BRL	63,886	4/4/2017	HUS	—	(796)	(796)
Sell	BRL	63,886	4/4/2017	HUS	—	(786)	(786)
Sell	BRL	383,313	4/4/2017	HUS	—	(770)	(770)
Sell	BRL	63,886	4/4/2017	HUS	—	(756)	(756)
Sell	BRL	63,886	4/4/2017	HUS	—	(676)	(676)
Sell	BRL	63,886	4/4/2017	HUS	—	(676)	(676)
Sell	BRL	31,943	4/4/2017	HUS	—	(640)	(640)
Sell	BRL	31,943	4/4/2017	HUS	—	(637)	(637)
Sell	BRL	31,943	4/4/2017	HUS	—	(632)	(632)
Sell	BRL	31,943	4/4/2017	HUS	—	(625)	(625)
Sell	BRL	31,943	4/4/2017	HUS	—	(608)	(608)
Sell	BRL	31,943	4/4/2017	HUS	—	(603)	(603)
Sell	BRL	31,943	4/4/2017	HUS	—	(601)	(601)
Sell	BRL	31,943	4/4/2017	HUS	—	(599)	(599)
Sell	BRL	31,943	4/4/2017	HUS	—	(422)	(422)
Sell	BRL	31,943	4/4/2017	HUS	—	(413)	(413)
Sell	BRL	31,943	4/4/2017	HUS	—	(412)	(412)
Sell	BRL	31,943	4/4/2017	HUS	—	(408)	(408)
Sell	BRL	31,943	4/4/2017	HUS	—	(403)	(403)
Sell	BRL	31,943	4/4/2017	HUS	—	(403)	(403)
Sell	BRL	31,943	4/4/2017	HUS	—	(403)	(403)
Sell	BRL	31,943	4/4/2017	HUS	—	(398)	(398)
Sell	BRL	31,943	4/4/2017	HUS	—	(393)	(393)
Sell	BRL	31,943	4/4/2017	HUS	—	(388)	(388)
Sell	BRL	31,943	4/4/2017	HUS	—	(388)	(388)
Sell	BRL	31,943	4/4/2017	HUS	—	(378)	(378)
Sell	BRL	63,886	4/4/2017	HUS	—	(102)	(102)
Sell	BRL	31,943	4/4/2017	HUS	—	(71)	(71)
Sell	BRL	31,943	4/4/2017	HUS	—	(66)	(66)
Sell	BRL	31,943	4/4/2017	HUS	—	(61)	(61)
Sell	BRL	31,943	4/4/2017	HUS	—	(56)	(56)
Sell	BRL	31,943	4/4/2017	HUS	—	(56)	(56)
Sell	BRL	1,277,710	4/4/2017	HUS	—	—	—
Sell	BRL	1,341,596	4/4/2017	HUS	1,545	—	1,545
Sell	BRL	670,798	4/4/2017	HUS	1,589	—	1,589
Sell	BRL	37,884,112	4/4/2017	HUS	37,551	—	37,551
Buy	CLP	75,710	4/20/2017	HUS	—	(812)	(812)
Buy	CLP	8,328,143	4/20/2017	HUS	79,793	—	79,793
Sell	CLP	378,552	4/20/2017	HUS	—	(5,838)	(5,838)
Sell	CLP	378,552	4/20/2017	HUS	—	(5,740)	(5,740)
Sell	CLP	302,842	4/20/2017	HUS	—	(4,548)	(4,548)
Sell	CLP	227,131	4/20/2017	HUS	—	(3,857)	(3,857)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	CLP	227,131	4/20/2017	HUS	$—	$(3,525)	$(3,525)
Sell	CLP	227,131	4/20/2017	HUS	—	(3,478)	(3,478)
Sell	CLP	227,131	4/20/2017	HUS	—	(3,408)	(3,408)
Sell	CLP	227,131	4/20/2017	HUS	—	(2,493)	(2,493)
Sell	CLP	151,421	4/20/2017	HUS	—	(2,441)	(2,441)
Sell	CLP	227,131	4/20/2017	HUS	—	(1,967)	(1,967)
Sell	CLP	151,421	4/20/2017	HUS	—	(1,805)	(1,805)
Sell	CLP	378,552	4/20/2017	HUS	—	(1,694)	(1,694)
Sell	CLP	151,421	4/20/2017	HUS	—	(1,525)	(1,525)
Sell	CLP	227,131	4/20/2017	HUS	—	(1,441)	(1,441)
Sell	CLP	151,421	4/20/2017	HUS	—	(1,338)	(1,338)
Sell	CLP	378,552	4/20/2017	HUS	—	(935)	(935)
Sell	CLP	75,710	4/20/2017	HUS	—	(804)	(804)
Sell	CLP	75,710	4/20/2017	HUS	—	(635)	(635)
Sell	CLP	75,710	4/20/2017	HUS	—	(635)	(635)
Sell	CLP	454,262	4/20/2017	HUS	—	(405)	(405)
Buy	COP	8,254,034	4/25/2017	HUS	313,819	—	313,819
Sell	COP	901,701	4/25/2017	HUS	—	(36,956)	(36,956)
Sell	COP	208,085	4/25/2017	HUS	—	(10,226)	(10,226)
Sell	COP	208,085	4/25/2017	HUS	—	(10,124)	(10,124)
Sell	COP	208,085	4/25/2017	HUS	—	(8,923)	(8,923)
Sell	COP	138,723	4/25/2017	HUS	—	(6,339)	(6,339)
Sell	COP	138,723	4/25/2017	HUS	—	(5,731)	(5,731)
Sell	COP	138,723	4/25/2017	HUS	—	(5,468)	(5,468)
Sell	COP	138,723	4/25/2017	HUS	—	(5,379)	(5,379)
Sell	COP	138,723	4/25/2017	HUS	—	(5,349)	(5,349)
Sell	COP	138,723	4/25/2017	HUS	—	(4,932)	(4,932)
Sell	COP	69,362	4/25/2017	HUS	—	(3,178)	(3,178)
Sell	COP	69,362	4/25/2017	HUS	—	(3,067)	(3,067)
Sell	COP	69,362	4/25/2017	HUS	—	(3,043)	(3,043)
Sell	COP	69,362	4/25/2017	HUS	—	(3,030)	(3,030)
Sell	COP	69,362	4/25/2017	HUS	—	(2,954)	(2,954)
Sell	COP	69,362	4/25/2017	HUS	—	(2,943)	(2,943)
Sell	COP	69,362	4/25/2017	HUS	—	(2,899)	(2,899)
Sell	COP	69,362	4/25/2017	HUS	—	(2,804)	(2,804)
Sell	COP	69,362	4/25/2017	HUS	—	(2,789)	(2,789)
Sell	COP	69,362	4/25/2017	HUS	—	(2,638)	(2,638)
Sell	COP	69,362	4/25/2017	HUS	—	(2,521)	(2,521)
Buy	BRL	37,634,561	5/3/2017	HUS	—	(63,505)	(63,505)
Buy	BRL	1,491,420	5/3/2017	HUS	—	(25,492)	(25,492)
Buy	BRL	793,309	5/3/2017	HUS	—	(8,487)	(8,487)
Buy	BRL	571,182	5/3/2017	HUS	—	(7,317)	(7,317)
Buy	BRL	475,985	5/3/2017	HUS	—	(7,278)	(7,278)
Buy	BRL	507,717	5/3/2017	HUS	—	(5,976)	(5,976)
Buy	BRL	444,253	5/3/2017	HUS	—	(5,373)	(5,373)
Buy	BRL	190,394	5/3/2017	HUS	—	(2,666)	(2,666)
Buy	BRL	158,662	5/3/2017	HUS	—	(2,447)	(2,447)
Buy	BRL	158,662	5/3/2017	HUS	—	(2,250)	(2,250)
Buy	BRL	158,662	5/3/2017	HUS	—	(2,198)	(2,198)
Buy	BRL	285,591	5/3/2017	HUS	—	(1,940)	(1,940)
Buy	BRL	95,197	5/3/2017	HUS	—	(1,437)	(1,437)
Buy	BRL	95,197	5/3/2017	HUS	—	(1,424)	(1,424)
Buy	BRL	95,197	5/3/2017	HUS	—	(1,424)	(1,424)
Buy	BRL	190,394	5/3/2017	HUS	—	(1,416)	(1,416)
Buy	BRL	95,197	5/3/2017	HUS	—	(1,302)	(1,302)
Buy	BRL	190,394	5/3/2017	HUS	—	(1,232)	(1,232)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	BRL	95,197	5/3/2017	HUS	$—	$(1,108)	$(1,108)
Buy	BRL	95,197	5/3/2017	HUS	—	(1,042)	(1,042)
Buy	BRL	95,197	5/3/2017	HUS	—	(1,022)	(1,022)
Buy	BRL	63,465	5/3/2017	HUS	—	(979)	(979)
Buy	BRL	63,465	5/3/2017	HUS	—	(955)	(955)
Buy	BRL	63,465	5/3/2017	HUS	—	(943)	(943)
Buy	BRL	63,465	5/3/2017	HUS	—	(910)	(910)
Buy	BRL	63,465	5/3/2017	HUS	—	(759)	(759)
Buy	BRL	63,465	5/3/2017	HUS	—	(730)	(730)
Buy	BRL	31,732	5/3/2017	HUS	—	(372)	(372)
Buy	BRL	31,732	5/3/2017	HUS	—	(365)	(365)
Sell	BRL	4,155,033	5/3/2017	HUS	—	(44,920)	(44,920)
Sell	BRL	3,397,265	5/3/2017	HUS	—	(34,299)	(34,299)
Sell	BRL	2,379,926	5/3/2017	HUS	—	(24,990)	(24,990)
Sell	BRL	2,284,729	5/3/2017	HUS	—	(23,777)	(23,777)
Sell	BRL	2,238,400	5/3/2017	HUS	—	(18,555)	(18,555)
Sell	BRL	1,746,866	5/3/2017	HUS	—	(17,365)	(17,365)
Sell	BRL	1,554,885	5/3/2017	HUS	—	(16,634)	(16,634)
Sell	BRL	1,618,350	5/3/2017	HUS	—	(16,609)	(16,609)
Sell	BRL	1,708,152	5/3/2017	HUS	—	(14,959)	(14,959)
Sell	BRL	1,034,474	5/3/2017	HUS	—	(9,527)	(9,527)
Sell	BRL	856,773	5/3/2017	HUS	—	(9,166)	(9,166)
Sell	BRL	973,231	5/3/2017	HUS	—	(9,038)	(9,038)
Sell	BRL	932,931	5/3/2017	HUS	—	(9,027)	(9,027)
Sell	BRL	492,486	5/3/2017	HUS	—	(6,278)	(6,278)
Sell	BRL	627,666	5/3/2017	HUS	—	(6,025)	(6,025)
Sell	BRL	449,647	5/3/2017	HUS	—	(6,010)	(6,010)
Sell	BRL	469,956	5/3/2017	HUS	—	(5,984)	(5,984)
Sell	BRL	678,438	5/3/2017	HUS	—	(5,910)	(5,910)
Sell	BRL	469,956	5/3/2017	HUS	—	(5,809)	(5,809)
Sell	BRL	429,339	5/3/2017	HUS	—	(5,466)	(5,466)
Sell	BRL	419,184	5/3/2017	HUS	—	(5,324)	(5,324)
Sell	BRL	408,713	5/3/2017	HUS	—	(5,147)	(5,147)
Sell	BRL	388,721	5/3/2017	HUS	—	(4,979)	(4,979)
Sell	BRL	377,932	5/3/2017	HUS	—	(4,935)	(4,935)
Sell	BRL	367,778	5/3/2017	HUS	—	(4,802)	(4,802)
Sell	BRL	347,469	5/3/2017	HUS	—	(4,483)	(4,483)
Sell	BRL	357,623	5/3/2017	HUS	—	(4,376)	(4,376)
Sell	BRL	306,534	5/3/2017	HUS	—	(3,955)	(3,955)
Sell	BRL	296,697	5/3/2017	HUS	—	(3,846)	(3,846)
Sell	BRL	372,855	5/3/2017	HUS	—	(3,770)	(3,770)
Sell	BRL	285,908	5/3/2017	HUS	—	(3,733)	(3,733)
Sell	BRL	255,763	5/3/2017	HUS	—	(3,248)	(3,248)
Sell	BRL	245,291	5/3/2017	HUS	—	(3,169)	(3,169)
Sell	BRL	245,291	5/3/2017	HUS	—	(3,161)	(3,161)
Sell	BRL	224,982	5/3/2017	HUS	—	(2,903)	(2,903)
Sell	BRL	224,665	5/3/2017	HUS	—	(2,864)	(2,864)
Sell	BRL	224,665	5/3/2017	HUS	—	(2,784)	(2,784)
Sell	BRL	204,674	5/3/2017	HUS	—	(2,650)	(2,650)
Sell	BRL	194,202	5/3/2017	HUS	—	(2,527)	(2,527)
Sell	BRL	153,267	5/3/2017	HUS	—	(2,001)	(2,001)
Sell	BRL	153,267	5/3/2017	HUS	—	(1,918)	(1,918)
Sell	BRL	112,332	5/3/2017	HUS	—	(1,441)	(1,441)
Sell	BRL	112,332	5/3/2017	HUS	—	(1,415)	(1,415)
Sell	BRL	698,112	5/3/2017	HUS	—	(1,027)	(1,027)
Sell	BRL	539,450	5/3/2017	HUS	—	(1,002)	(1,002)

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	COP	829,747	5/18/2017	HUS	$—	$(1,022)	$(1,022)
Buy	COP	207,437	5/18/2017	HUS	—	(61)	(61)
Buy	COP	138,291	5/18/2017	HUS	4	—	4
Buy	COP	138,291	5/18/2017	HUS	55	—	55
Buy	COP	69,146	5/18/2017	HUS	270	—	270
Buy	COP	69,146	5/18/2017	HUS	397	—	397
Buy	COP	69,146	5/18/2017	HUS	439	—	439
Buy	COP	69,146	5/18/2017	HUS	511	—	511
Buy	COP	69,146	5/18/2017	HUS	604	—	604
Buy	COP	69,146	5/18/2017	HUS	654	—	654
Buy	COP	69,145	5/18/2017	HUS	908	—	908
Buy	COP	69,146	5/18/2017	HUS	923	—	923
Buy	COP	69,146	5/18/2017	HUS	995	—	995
Buy	COP	69,146	5/18/2017	HUS	1,076	—	1,076
Buy	COP	69,146	5/18/2017	HUS	1,089	—	1,089
Buy	COP	138,291	5/18/2017	HUS	1,117	—	1,117
Buy	COP	138,291	5/18/2017	HUS	1,249	—	1,249
Buy	COP	207,437	5/18/2017	HUS	1,656	—	1,656
Buy	COP	138,291	5/18/2017	HUS	1,919	—	1,919
Buy	COP	138,291	5/18/2017	HUS	2,129	—	2,129
Buy	COP	207,437	5/18/2017	HUS	2,145	—	2,145
Buy	COP	207,437	5/18/2017	HUS	2,644	—	2,644
Buy	COP	207,437	5/18/2017	HUS	2,853	—	2,853
Buy	COP	345,728	5/18/2017	HUS	2,911	—	2,911
Buy	COP	276,582	5/18/2017	HUS	4,321	—	4,321
Buy	CLP	377,964	5/24/2017	HUS	1,258	—	1,258
Buy	CLP	377,964	5/24/2017	HUS	1,287	—	1,287
Buy	CLP	453,556	5/24/2017	HUS	1,599	—	1,599
Buy	CLP	453,556	5/24/2017	HUS	1,636	—	1,636
Buy	AUD	915,075	4/20/2017	RBS	1,393	—	1,393
Buy	HKD	1,859,053	4/20/2017	RBS	—	(1,790)	(1,790)
Buy	JPY	3,316,429	4/20/2017	RBS	—	(1,110)	(1,110)
Buy	GBP	397,306	4/20/2017	RBS	—	(1,256)	(1,256)
Buy	GBP	1,393,024	4/20/2017	RBS	12,713	—	12,713
Buy	PEN	76,839	4/20/2017	RBS	403	—	403
Buy	PEN	76,839	4/20/2017	RBS	415	—	415
Buy	PEN	76,839	4/20/2017	RBS	520	—	520
Buy	PEN	76,839	4/20/2017	RBS	521	—	521
Buy	PEN	230,518	4/20/2017	RBS	590	—	590
Buy	PEN	76,839	4/20/2017	RBS	699	—	699
Buy	PEN	76,839	4/20/2017	RBS	701	—	701
Buy	PEN	76,839	4/20/2017	RBS	1,141	—	1,141
Buy	PEN	76,839	4/20/2017	RBS	1,163	—	1,163
Buy	PEN	76,839	4/20/2017	RBS	1,221	—	1,221
Buy	PEN	76,839	4/20/2017	RBS	1,233	—	1,233
Buy	PEN	614,715	4/20/2017	RBS	1,857	—	1,857
Buy	PEN	537,876	4/20/2017	RBS	3,931	—	3,931
Buy	PEN	13,216,377	4/20/2017	RBS	241,121	—	241,121
Buy	KRW	3,988,011	4/20/2017	RBS	93,659	—	93,659
Sell	AUD	378,218	4/20/2017	RBS	—	(2,943)	(2,943)
Sell	AUD	1,380,004	4/20/2017	RBS	15,677	—	15,677
Sell	EUR	5,438,139	4/20/2017	RBS	—	(16,193)	(16,193)
Sell	EUR	4,228,596	4/20/2017	RBS	59,543	—	59,543
Sell	HKD	6,014	4/20/2017	RBS	4	—	4
Sell	HKD	435,728	4/20/2017	RBS	520	—	520
Sell	HKD	4,002,541	4/20/2017	RBS	2,759	—	2,759

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	JPY	4,270,727	4/20/2017	RBS	$—	$(118,952)	$(118,952)
Sell	GBP	4,070,974	4/20/2017	RBS	—	(108,424)	(108,424)
Sell	GBP	254,715	4/20/2017	RBS	—	(6,170)	(6,170)
Sell	KRW	4,654,029	4/20/2017	RBS	—	(192,917)	(192,917)
Sell	KRW	6,028,622	4/20/2017	RBS	—	(153,181)	(153,181)
Buy	PEN	76,592	5/24/2017	RBS	962	—	962
Buy	PEN	76,592	5/24/2017	RBS	967	—	967
Buy	PEN	76,592	5/24/2017	RBS	977	—	977
Buy	PEN	76,592	5/24/2017	RBS	1,215	—	1,215
Buy	PEN	76,592	5/24/2017	RBS	1,283	—	1,283
Buy	PEN	76,592	5/24/2017	RBS	1,305	—	1,305
Buy	PEN	76,592	5/24/2017	RBS	1,328	—	1,328
Buy	PEN	153,184	5/24/2017	RBS	1,957	—	1,957
Buy	PEN	153,184	5/24/2017	RBS	2,003	—	2,003

					$5,086,136	$(2,406,115)	$2,680,021

Glossary:

Counterparty Abbreviations:
DUB	Deutsche Bank AG	HUS	HSBC Bank USA	RBS	Royal Bank of Scotland PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	Pound Sterling	PHP	Philippine Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
CLP	Chilean Peso	JPY	Japanese Yen	USD	United States Dollar
COP	Colombian Peso	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	PEN	Peruvian Nuevo Sol

Index Abbreviations:
ASX SPI 200	Australian Stock Market Index	FTSE/MIB	Borsa Italiana- Italian Stock Market Index	OMXS30	Stockholm Stock Exchange’s leading share Index
CAC 40	Euronext Paris- French Stock Market Index	Hang Seng	Hong Kong Stock Market Index	Russell 2000	U.S. Small-Cap Stock Market Index
DAX	Deutsche Boerse AG German Stock Index	IBEX	Bolsa de Madrid- Spanish Stock Market Index	S&P 500	Standard and Poor’s U.S. Equity Large-cap Index
Euro Stoxx 50	Eurozone Blue-chip Index	KOSPI	South Korean Stock Market Index	S&P/TSX	Canadian Equity Market Index
FTSE 100	Financial Times Stock Exchange 100 Index	MSCI EAFE	Morgan Stanley Capital International- Europe, Australasia and Far East	TOPIX	Tokyo Stock Exchange Tokyo Price Index
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index	NASDAQ	National Association of Securities Dealers Automated Quotations

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	JSE	Johannesburg Stock Exchange	SGX	Singapore Stock Exchange
LME	London Metal Exchange

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany	H-Shares	Shares of a company incorporated in the Chinese mainland	SPI 200	Australian Equity Market Index Future
Bund	German Federal Government Bond	Gilt	Bank of England Bonds	Sugar #11	World Benchmark for raw sugar
Buxl	Long term debt that is issued by the Federal Republic of Germany	LIBOR	London Interbank Offer Rate	ULSD	Ultra-low-sulfur diesel
Euribor	Euro Interbank Offer Rate	RBOB	Reformulated Gasoline Blendstock for Oxygen Blending	WTI	West Texas Intermediate

AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUNDSM

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Top Active Exposures By Asset Class

Commodities		% of VaR	*
Crude Oil	Short	4.21
Aluminum	Long	2.34
Corn	Short	1.87
Natural Gas	Short	1.64
Gas Oil	Short	1.64

Currencies		% of VaR	*
Mexican Peso/US Dollar	Long	10.75
AUD/USD	Long	3.74
KRW/USD	Long	3.50
INR/USD	Long	2.57
GBP/USD	Long	2.34

Equities		% of VaR	*
Korean Kospi	Long	3.50
NASDAQ 100 Index	Long	3.04
S&P 500 Index	Long	2.80
Hang Seng Index	Long	2.80
DAX Index	Long	2.10

Fixed Income		% of VaR	*
U.S. Treasuries	Long	2.34
U.K. Gilts	Long	2.34
Australian Bonds	Long	1.87
Japanese Bonds	Long	1.40
Euribor	Short	1.40

*	Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one-day horizon will exceedt hs value (assuming normal markets and no trading in the portfolio).

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK—98.15%
CONSUMER DISCRETIONARY—15.30%
Auto Components—2.27%
Gentex Corp.	29,285	$624,649

Automobiles—3.49%
Hyster-Yale Materials Handling, Inc.	3,255	183,549
Thor Industries, Inc.	8,080	776,730

		960,279

Hotels, Restaurants & Leisure—4.44%
Marriott Vacations Worldwide Corp.	5,500	549,615
Texas Roadhouse, Inc.	15,145	674,407

		1,224,022

Household Durables—2.88%
Flexsteel Industries, Inc.	9,765	492,156
Matthews International Corp., Class A	4,430	299,690

		791,846

Multiline Retail—1.46%
Pricesmart, Inc.	4,375	403,375

Specialty Retail—0.76%
Monro Muffler Brake, Inc.	3,990	207,879

Total Consumer Discretionary		4,212,050

CONSUMER STAPLES—3.84%
Food & Drug Retailing—0.61%
B&G Foods, Inc.A	4,150	167,038

Food Products—1.66%
Calavo Growers, Inc.	2,300	139,380
J&J Snack Foods Corp.	2,355	319,243

		458,623

Personal Products—1.57%
Inter Parfums, Inc.	11,780	430,559

Total Consumer Staples		1,056,220

ENERGY—0.98%
Oil & Gas—0.98%
GasLog Ltd.	17,605	270,237

FINANCIALS—12.83%
Banks—11.02%
Evercore Partners, Inc., Class A	11,890	926,231
First Interstate Bancsystem, Inc., Class A	14,695	582,657
Glacier Bancorp, Inc.	5,050	171,347
MainSource Financial Group, Inc.	17,725	583,683
S&T Bancorp, Inc.	7,640	264,344
Virtu Financial, Inc., Class A	29,845	507,365

		3,035,627

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Insurance—1.81%
Horace Mann Educators Corp.	12,115	$497,321

Total Financials		3,532,948

HEALTH CARE—15.60%
Health Care Equipment & Supplies—8.76%
Abaxis, Inc.	8,415	408,128
Atrion Corp.	445	208,349
Bio-Techne Corp.	2,135	217,023
LeMaitre Vascular, Inc.	12,790	315,017
Mesa Laboratories, Inc.	2,580	316,566
Patterson Cos., Inc.A	6,510	294,447
West Pharmaceutical Services, Inc.	7,965	650,024

		2,409,554

Health Care Providers & Services—5.76%
Cantel Medical Corp.	9,310	745,731
Omnicell, Inc.B	13,130	533,734
U.S. Physical Therapy, Inc.	4,715	307,890

		1,587,355

Pharmaceuticals—1.08%
Medpace Holdings, Inc.B	9,985	298,052

Total Health Care		4,294,961

INDUSTRIALS—17.18%
Aerospace & Defense—0.57%
HEICO Corp.	1,795	156,524

Building Products—5.95%
Apogee Enterprises, Inc.	8,525	508,175
Simpson Manufacturing Co., Inc.	6,205	267,373
Universal Forest Products, Inc.	2,545	250,784
Watsco, Inc.	4,265	610,663

		1,636,995

Commercial Services & Supplies—4.80%
CSG Systems International, Inc.	6,620	250,302
Healthcare Services Group, Inc.	8,640	372,298
Monotype Imaging Holdings, Inc.	14,620	293,862
MSA Safety, Inc.	5,725	404,700

		1,321,162

Electrical Equipment—1.13%
II-VI, Inc.	8,640	311,472

Machinery—4.73%
Applied Industrial Technologies, Inc.	7,850	485,523
Raven Industries, Inc.	13,130	381,426
Valmont Industries, Inc.	2,805	436,178

		1,303,127

Total Industrials		4,729,280

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
INFORMATION TECHNOLOGY—26.15%
Electronic Equipment & Instruments—4.85%
Analogic Corp.	2,805	$212,900
Littelfuse, Inc.	1,440	230,270
Methode Electronics, Inc.	15,710	716,376
NVE Corp.	2,135	176,757

		1,336,303

Internet Software & Services—1.75%
NIC, Inc.	18,175	367,135
Reis, Inc.	6,500	116,350

		483,485

IT Consulting & Services—5.86%
Forrester Research, Inc.	5,050	200,738
Hackett Group, Inc.	23,785	463,570
Ritchie Bros Auctioneers, Inc.	16,940	557,325
SYNNEX Corp.	3,475	388,992

		1,610,625

Semiconductor Equipment & Products—8.13%
Cirrus Logic, Inc.B	9,425	572,003
Monolithic Power Systems, Inc.	9,090	837,189
Power Integrations, Inc.	5,160	339,270
Silicon Motion Technology Corp., ADRC	10,430	487,603

		2,236,065

Software—5.56%
Blackbaud, Inc.	6,395	490,305
National Instruments Corp.	10,095	328,693
Pegasystems, Inc.	16,265	713,220

		1,532,218

Total Information Technology		7,198,696

MATERIALS—4.11%
Chemicals—4.11%
Balchem Corp.	5,270	434,353
PolyOne Corp.	15,035	512,543
Stepan Co.	2,355	185,598

Total Materials		1,132,494

REAL ESTATE—2.16%
Real Estate Management & Development—2.16%
RE/MAX Holdings, Inc., Class A	9,985	593,608

Total Common Stock (Cost $23,874,230)		27,020,494

SHORT TERM INVESTMENTS—2.31% (Cost $635,932)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65%D	635,932	635,932

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL—1.59% (Cost $438,097)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	438,097	$438,097

TOTAL INVESTMENTS—102.04% (Cost $24,948,259)		28,094,523
LIABILITIES, NET OF OTHER ASSETS—(2.04%)		(563,649)

TOTAL NET ASSETS—100.00%		$27,530,874

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan at March 31, 2017.
B Non-income producing security.
C ADR—American Depositary Receipt.
D The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON BAHL & GAYNOR SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Futures Contracts Open on March 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	Long	4	June 2017	$276,880	$2,515

				$276,880	$2,515

Top Ten Holdings (% Net Assets)
Evercore Partners, Inc.		3.4
Monolithic Power Systems, Inc.		3.0
Thor Industries, Inc.		2.8
Cantel Medical Corp.		2.7
Methode Electronics, Inc.		2.6
Pegasystems, Inc.		2.6
Texas Roadhouse, Inc.		2.5
West Pharmaceutical Services, Inc.		2.4
Gentex Corp.		2.3
Watsco, Inc.		2.2
Total Fund Holdings	66

Sector Allocation (% Equities)
Information Technology		28.1
Industrials		18.2
Health Care		15.5
Financials		13.1
Consumer Discretionary		12.3
Consumer Staples		5.4
Materials		4.2
Real Estate		2.2
Energy		1.0

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK—97.72%
CONSUMER DISCRETIONARY—22.04%
Auto Components—1.00%
Lear Corp.	10,100	$1,429,958

Hotels, Restaurants & Leisure—2.39%
Darden Restaurants, Inc.	22,800	1,907,676
Domino’s Pizza, Inc.	8,200	1,511,260

		3,418,936

Internet & Catalog Retail—3.04%
Amazon.com, Inc.A	3,700	3,280,198
priceline.com, Inc.A	600	1,067,982

		4,348,180

Media—5.23%
Dish Network Corp., Class A	22,600	1,434,874
Netflix, Inc.A	14,000	2,069,340
Nielsen Holdings PLCB	28,200	1,164,942
Omnicom Group, Inc.	15,800	1,362,118
Viacom, Inc., Class B	31,100	1,449,882

		7,481,156

Multiline Retail—1.12%
Michael Kors Holdings Ltd.A	13,800	525,918
Target Corp.	19,400	1,070,686

		1,596,604

Specialty Retail—8.09%
AutoZone, Inc.A	2,400	1,735,320
Foot Locker, Inc.	26,900	2,012,389
Home Depot, Inc.	13,600	1,996,888
Lowe’s Cos., Inc.	10,100	830,321
O’Reilly Automotive, Inc.A	6,900	1,861,896
Ulta Salon Cosmetics & Fragrance, Inc.	11,000	3,137,530

		11,574,344

Textiles & Apparel—1.17%
NIKE, Inc., Class B	30,100	1,677,473

Total Consumer Discretionary		31,526,651

CONSUMER STAPLES—7.72%
Beverages—2.06%
Constellation Brands, Inc., Class A	10,200	1,653,114
PepsiCo, Inc.	11,600	1,297,576

		2,950,690

Food & Drug Retailing—2.26%
Kroger Co.	47,000	1,386,030
Sysco Corp.	35,500	1,843,160

		3,229,190

Food Products—1.96%
Hershey Co.	13,100	1,431,175
Kellogg Co.	18,900	1,372,329

		2,803,504

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Household Products—1.44%
Clorox Co.	5,100	$687,633
Colgate-Palmolive Co.	18,800	1,375,972

		2,063,605

Total Consumer Staples		11,046,989

ENERGY—3.29%
Oil & Gas—3.29%
Continental Resources, Inc.A	17,700	803,934
ONEOK, Inc.	29,000	1,607,760
Tesoro Corp.	10,900	883,554
Williams Cos., Inc.	47,600	1,408,484

Total Energy		4,703,732

FINANCIALS—5.78%
Diversified Financials—2.75%
Ally Financial, Inc.	81,500	1,656,895
Discover Financial Services	17,800	1,217,342
Morgan Stanley	24,500	1,049,580

		3,923,817

Insurance—1.91%
Lincoln National Corp.	25,100	1,642,795
Reinsurance Group of America, Inc.	8,600	1,092,028

		2,734,823

Real Estate—1.12%
American Tower Corp.C	13,200	1,604,328

Total Financials		8,262,968

HEALTH CARE—16.86%
Biotechnology—3.18%
Gilead Sciences, Inc.	23,300	1,582,536
Ionis Pharmaceuticals, Inc.A D	29,800	1,197,960
Mettler-Toledo International, Inc.A	3,700	1,771,967

		4,552,463

Health Care Equipment & Supplies—6.17%
Align Technology, Inc.A	12,900	1,479,759
Baxter International, Inc.	26,900	1,395,034
Edwards Lifesciences Corp.A	21,600	2,031,912
Idexx Laboratories, Inc.A	15,400	2,380,994
Intuitive Surgical, Inc.A	2,000	1,532,940

		8,820,639

Health Care Providers & Services—6.38%
Aetna, Inc.	19,600	2,499,980
Cardinal Health, Inc.	17,600	1,435,280
HCA Holdings, Inc.	18,700	1,664,113
Henry Schein, Inc.A	7,800	1,325,766
UnitedHealth Group, Inc.	13,400	2,197,734

		9,122,873

Pharmaceuticals—1.13%
Johnson & Johnson	13,000	1,619,150

Total Health Care		24,115,125

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS—9.29%
Aerospace & Defense—3.41%
Huntington Ingalls Industries, Inc.	7,600	$1,521,824
Lockheed Martin Corp.	9,000	2,408,400
Spirit Aerosystems Holdings, Inc., Class A	16,300	944,096

		4,874,320

Airlines—3.30%
American Airlines Group, Inc.	36,100	1,527,030
Delta Air Lines, Inc.	38,900	1,787,844
United Continental Holdings, Inc.	20,000	1,412,800

		4,727,674

Commercial Services & Supplies—1.06%
Cintas Corp.	12,000	1,518,480

Rental Auto/Equipment—1.52%
United Rentals, Inc.A	17,400	2,175,870

Total Industrials		13,296,344

INFORMATION TECHNOLOGY—27.70%
Communications Equipment—1.28%
F5 Networks, Inc.A	12,800	1,824,896

Computers & Peripherals—2.28%
Apple, Inc.	13,200	1,896,312
International Business Machines Corp.	7,800	1,358,292

		3,254,604

Electronic Equipment & Instruments—2.39%
NVIDIA Corp.	31,400	3,420,402

Internet Software & Services—1.92%
Akamai Technologies, Inc.A	22,900	1,367,130
Zillow Group, Inc., Class CA	40,900	1,377,103

		2,744,233

IT Consulting & Services—6.01%
Accenture PLC, Class AB	9,500	1,138,860
Alliance Data Systems Corp.	6,900	1,718,100
Automatic Data Processing, Inc.	15,200	1,556,328
Broadridge Financial Solutions, Inc.	20,100	1,365,795
CDW Corp.	48,900	2,822,019

		8,601,102

Semiconductor Equipment & Products—7.72%
Intel Corp.	48,500	1,749,395
Lam Research Corp.	22,800	2,926,608
Qualcomm, Inc.	27,500	1,576,850
Skyworks Solutions, Inc.	26,200	2,567,076
Texas Instruments, Inc.	27,800	2,239,568

		11,059,497

Software—6.10%
Activision Blizzard, Inc.	39,000	1,944,540
Cadence Design Systems, Inc.A	62,100	1,949,940
Intuit, Inc.	16,100	1,867,439

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Software—6.10% (continued)
ServiceNow, Inc.A	17,200	$1,504,484
Symantec Corp.	48,100	1,475,708

		8,742,111

Total Information Technology		39,646,845

MATERIALS—3.62%
Chemicals—1.36%
LyondellBasell Industries N.V., Class A	21,300	1,942,347

Containers & Packaging—0.94%
Packaging Corp. of America	14,700	1,346,814

Metals & Mining—1.32%
Southern Copper Corp.	52,500	1,884,225

Total Materials		5,173,386

TELECOMMUNICATION SERVICES—1.42%
Wireless Telecommunication Services—1.42%
T-Mobile US, Inc.	31,500	2,034,585

Total Common Stock (Cost $122,022,990)		139,806,625

SHORT TERM INVESTMENTS—2.63% (Cost $3,758,725)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65%E	3,758,725	3,758,725

SECURITIES LENDING COLLATERAL – 0.82% (Cost $1,167,788)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65%E	1,167,788	1,167,788

TOTAL INVESTMENTS—101.17% (Cost $126,949,503)		144,733,138
LIABILITIES, NET OF OTHER ASSETS—(1.17%)		(1,664,453)

TOTAL NET ASSETS—100.00%		$143,068,685

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC—Public Limited Company.
C	REIT—Real Estate Investment Trust.
D	All or a portion of this security is on loan at March 31, 2017 .
E	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on March 31, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	30	June 2017	$3,538,800	$14,622

				$3,538,800	$14,622

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
NVIDIA Corp.		2.4
Amazon.com, Inc.		2.3
Ulta Salon Cosmetics & Fragrance, Inc.		2.2
Lam Research Corp.		2.0
CDW Corp.		2.0
Skyworks Solutions Inc.		1.8
Aetna, Inc.		1.7
Lockheed Martin Corp.		1.7
Idexx Laboratories, Inc.		1.7
Texas Instruments, Inc.		1.6
Total Fund Holdings	84

Sector Allocation (% Equities)
Financials	27.1
Industrials	12.3
Consumer Discretionary	11.0
Information Technology	9.5
Energy	9.4
Health Care	9.4
Consumer Staples	8.4
Telecommunication Services	5.2
Utilities	3.8
Materials	3.4
Real Estate	0.5

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK—98.38%
CONSUMER DISCRETIONARY—10.69%
Auto Components—1.00%
Lear Corp.	304,700	$43,139,426

Automobiles—2.10%
Ford Motor Co.	2,983,940	34,733,062
General Motors Co.	1,574,480	55,673,613

		90,406,675

Hotels, Restaurants & Leisure—0.71%
Dick’s Sporting Goods, Inc.	625,900	30,456,294

Media—3.08%
Nielsen Holdings PLCA	703,200	29,049,192
Twenty-First Century Fox, Inc., Class A	1,793,200	58,081,748
Viacom, Inc., Class B	965,594	45,015,992

		132,146,932

Multiline Retail—2.20%
Kohl’s Corp.	902,600	35,932,506
Macy’s, Inc.	895,600	26,545,584
Target Corp.	587,600	32,429,644

		94,907,734

Specialty Retail—1.60%
Best Buy Co., Inc.	1,180,800	58,036,320
Burlington Stores, Inc.B	112,000	10,896,480

		68,932,800

Total Consumer Discretionary		459,989,861

CONSUMER STAPLES—8.99%
Beverages—1.23%
PepsiCo, Inc.	474,500	53,077,570

Food & Drug Retailing—1.48%
Wal-Mart Stores, Inc.	885,000	63,790,800

Food Products—3.07%
Aramark	899,300	33,157,191
Ingredion, Inc.	276,800	33,335,024
JM Smucker Co.	243,600	31,931,088
Kellogg Co.	462,300	33,567,603

		131,990,906

Household Products—3.21%
Clorox Co.	282,000	38,022,060
Colgate-Palmolive Co.	511,796	37,458,349
Procter & Gamble Co.	698,900	62,796,165

		138,276,574

Total Consumer Staples		387,135,850

ENERGY—9.25%
Energy Equipment & Services—1.04%
National Oilwell Varco, Inc.	1,115,700	44,728,413

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Oil & Gas—8.21%
Antero Resources Corp.B	1,325,400	$30,232,374
Continental Resources, Inc.B	1,031,500	46,850,730
EOG Resources, Inc.	206,500	20,144,075
Kinder Morgan, Inc.	2,516,700	54,713,058
Marathon Oil Corp.	3,029,800	47,870,840
Tesoro Corp.	476,600	38,633,196
Valero Energy Corp.	944,500	62,610,905
Williams Cos., Inc.	1,770,800	52,397,972

		353,453,150

Total Energy		398,181,563

FINANCIALS—26.70%
Banks—3.20%
CIT Group, Inc.	908,500	39,001,905
Fifth Third Bancorp	1,528,400	38,821,360
Regions Financial Corp.	2,714,000	39,434,420
U.S. Bancorp	398,200	20,507,300

		137,764,985

Diversified Financials—9.62%
Ally Financial, Inc.	1,540,600	31,320,398
Ameriprise Financial, Inc.	355,500	46,101,240
Bank of America Corp.	2,889,100	68,153,869
Capital One Financial Corp.	618,600	53,607,876
Citigroup, Inc.	1,041,500	62,302,530
CME Group, Inc.	311,600	37,018,080
Discover Financial Services	615,836	42,117,024
Morgan Stanley	1,083,500	46,417,140
State Street Corp.	338,100	26,916,141

		413,954,298

Insurance—13.88%
Aflac, Inc.	430,600	31,184,052
Allstate Corp.	476,800	38,854,432
American International Group, Inc.	787,200	49,144,896
Arch Capital Group Ltd.B	310,000	29,378,700
Berkshire Hathaway, Inc., Class BB	241,800	40,303,224
Cincinnati Financial Corp.	260,600	18,833,562
Everest Re Group Ltd.	171,500	40,098,415
Hartford Financial Services Group, Inc.	692,000	33,264,440
Lincoln National Corp.	711,000	46,534,950
Loews Corp.	706,200	33,028,974
MetLife, Inc.	557,700	29,457,714
Prudential Financial, Inc.	476,900	50,875,692
Reinsurance Group of America, Inc.	155,200	19,707,296
Travelers Cos., Inc.	301,800	36,378,972
Voya Financial, Inc.	1,061,600	40,298,336
WR Berkley Corp.	424,900	30,010,687
XL Group Ltd.	757,500	30,193,950

		597,548,292

Total Financials		1,149,267,575

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
HEALTH CARE—9.22%
Biotechnology—0.78%
United Therapeutics Corp.B	247,200	$33,465,936

Health Care Equipment & Supplies—1.21%
Dentsply Sirona, Inc.	833,000	52,012,520

Health Care Providers & Services—5.12%
Anthem, Inc.	196,600	32,513,708
HCA Holdings, Inc.	616,500	54,862,335
Quest Diagnostics, Inc.	546,800	53,690,292
UnitedHealth Group, Inc.	274,700	45,053,547
WellCare Health Plans, Inc.B	248,200	34,800,122

		220,920,004

Pharmaceuticals—2.11%
Johnson & Johnson	493,900	61,515,245
Mallinckrodt PLCA B	653,500	29,126,495

		90,641,740

Total Health Care		397,040,200

INDUSTRIALS—11.41%
Aerospace & Defense—3.55%
Arconic, Inc.	1,120,300	29,508,702
Raytheon Co.	249,900	38,109,750
Spirit Aerosystems Holdings, Inc., Class A	739,000	42,802,880
United Technologies Corp.	377,600	42,370,496

		152,791,828

Airlines—2.58%
Delta Air Lines, Inc.	674,700	31,009,212
JetBlue Airways Corp.B	1,429,800	29,468,178
United Continental Holdings, Inc.	717,800	50,705,392

		111,182,782

Building Products—1.02%
Lennox International, Inc.	131,000	21,916,300
Owens Corning	354,900	21,780,213

		43,696,513

Commercial Services & Supplies—1.18%
Republic Services, Inc.	806,600	50,662,546

Industrial Conglomerates—2.18%
Carlisle Cos., Inc.	290,300	30,890,823
General Electric Co.	2,118,600	63,134,280

		94,025,103

Road & Rail—0.90%
Norfolk Southern Corp.	344,700	38,596,059

Total Industrials		490,954,831

INFORMATION TECHNOLOGY—9.36%
Communications Equipment—1.36%
Corning, Inc.	2,160,200	58,325,400

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Computers & Peripherals—1.17%
HP, Inc.	2,816,000	$50,350,080

Office Electronics—0.99%
Xerox Corp.	5,818,700	42,709,258

Semiconductor Equipment & Products—4.73%
Applied Materials, Inc.	1,234,200	48,010,380
Intel Corp.	1,516,200	54,689,334
Lam Research Corp.	393,400	50,496,824
Qualcomm, Inc.	881,800	50,562,412

		203,758,950

Software—1.11%
Amdocs Ltd.	254,600	15,528,054
CA, Inc.	1,012,100	32,103,812

		47,631,866

Total Information Technology		402,775,554

MATERIALS—3.38%
Chemicals—2.30%
Dow Chemical Co.	569,700	36,198,738
LyondellBasell Industries N.V., Class A	689,300	62,857,267

		99,056,005

Metals & Mining—1.08%
Freeport-McMoRan Copper & Gold, Inc.B	3,470,200	46,361,872

Total Materials		145,417,877

REAL ESTATE—0.50%
Equity Real Estate Investment Trusts—0.50%
Digital Realty Trust, Inc.C	203,400	21,639,726

TELECOMMUNICATION SERVICES—5.17%
Diversified Telecommunication Services—2.29%
AT&T, Inc.	1,244,749	51,719,321
CenturyLink, Inc.	1,985,000	46,786,450

		98,505,771

Wireless Telecommunication Services—2.88%
Sprint Corp.B	7,710,700	66,928,876
T-Mobile US, Inc.	882,100	56,974,839

		123,903,715

Total Telecommunication Services		222,409,486

UTILITIES—3.71%
Electric—1.87%
CMS Energy Corp.	845,900	37,845,566
PPL Corp.	1,140,200	42,632,078

		80,477,644

Gas—1.24%
Sempra Energy	484,600	53,548,300

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Multi-Utilities—0.60%
SCANA Corp.	395,100	$25,819,785

Total Utilities		159,845,729

Total Common Stock (Cost $3,826,129,107)		4,234,658,252

SHORT TERM INVESTMENTS—1.83% (Cost $78,736,161)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65%D	78,736,161	78,736,161

TOTAL INVESTMENTS—100.21% (Cost $3,904,865,268)		4,313,394,413
LIABILITIES, NET OF OTHER ASSETS—(0.21%)		(9,106,918)

TOTAL NET ASSETS—100.00%		$4,304,287,495

Percentages are stated as a percent of net assets.

A	PLC—Public Limited Company.
B	Non-income producing security.
C	REIT—Real Estate Investment Trust.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on March 31, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	544	June 2017	$64,170,240	$245,606

				$64,170,240	$245,606

Top Ten Holdings (% Net Assets)
Bank of America Corp.		1.6
Sprint Corp.		1.6
General Electric Co.		1.5
LyondellBasell Industries N.V.		1.5
Procter & Gamble Co.		1.5
Valero Energy Corp.		1.5
Wal-Mart Stores, Inc.		1.5
Corning, Inc.		1.4
Citigroup		1.4
Johnson & Johnson		1.4
Total Fund Holdings	103

Sector Allocation (% Equities)
Financials	27.1
Industrials	12.3
Consumer Discretionary	11.0
Information Technology	9.5
Energy	9.4
Health Care	9.4
Consumer Staples	8.4
Telecommunication Services	5.2
Utilities	3.8
Materials	3.4
Real Estate	0.5

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK—96.17%
CONSUMER DISCRETIONARY—22.58%
Auto Components—1.18%
Delphi Automotive PLCA	13,165	$1,059,651

Home Builders—1.37%
D.R. Horton, Inc.	36,892	1,228,873

Hotels, Restaurants & Leisure—1.63%
Starbucks Corp.	25,104	1,465,823

Internet & Catalog Retail—8.51%
Amazon.com, Inc.B	4,735	4,197,767
priceline.com, Inc.B	1,929	3,433,562

		7,631,329

Media—1.79%
Twenty-First Century Fox, Inc., Class A	49,552	1,604,989

Multiline Retail—1.21%
Dollar General Corp.	15,522	1,082,349

Specialty Retail—4.13%
Advance Auto Parts, Inc.	9,758	1,446,721
Lowe’s Cos., Inc.	27,444	2,256,171

		3,702,892

Textiles & Apparel—2.76%
NIKE, Inc., Class B	32,905	1,833,795
Under Armour, Inc., Class AB C	32,269	638,281

		2,472,076

Total Consumer Discretionary		20,247,982

CONSUMER STAPLES—9.65%
Beverages—2.81%
Monster Beverage Corp.B	36,060	1,664,890
PepsiCo, Inc.	7,635	854,051

		2,518,941

Food & Drug Retailing—6.84%
Costco Wholesale Corp.	9,822	1,647,051
CVS Caremark Corp.	25,242	1,981,497
Mead Johnson Nutrition Co., Class A	13,780	1,227,522
Whole Foods Market, Inc.	42,987	1,277,574

		6,133,644

Total Consumer Staples		8,652,585

FINANCIALS—3.46%
Diversified Financials—3.46%
BlackRock, Inc.	4,345	1,666,351
TD Ameritrade Holding Corp.	36,942	1,435,566

Total Financials		3,101,917

HEALTH CARE—13.75%
Biotechnology—5.20%
Biogen Idec, Inc.B	2,789	762,568
Celgene Corp.B	8,724	1,085,527

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Biotechnology—5.20% (continued)
Gilead Sciences, Inc.	15,520	$1,054,118
Quintiles IMS Holdings, Inc.B	10,301	829,540
Vertex Pharmaceuticals, Inc.B	8,428	921,602

		4,653,355

Health Care Equipment & Supplies—2.69%
Hologic, Inc.B	23,797	1,012,562
Medtronic PLCA	17,407	1,402,308

		2,414,870

Health Care Providers & Services—3.46%
Cerner Corp.B	13,511	795,122
Envision Healthcare Corp.B	8,462	518,890
UnitedHealth Group, Inc.	10,932	1,792,957

		3,106,969

Pharmaceuticals—2.40%
Bristol-Myers Squibb Co.	19,215	1,044,912
Zoetis, Inc.	20,805	1,110,363

		2,155,275

Total Health Care		12,330,469

INDUSTRIALS—11.29%
Aerospace & Defense—0.80%
Boeing Co.	4,075	720,705

Air Freight & Couriers—1.65%
United Parcel Service, Inc., Class B	13,795	1,480,204

Airlines—2.75%
Southwest Airlines Co.	45,851	2,464,950

Diversified Manufacturing—1.36%
Acuity Brands, Inc.	5,974	1,218,696

Electrical Equipment—1.85%
Roper Industries, Inc.	8,017	1,655,430

Industrial Conglomerates—2.88%
Honeywell International, Inc.	20,694	2,584,060

Total Industrials		10,124,045

INFORMATION TECHNOLOGY—34.19%
Communications—2.15%
Facebook, Inc., Class AB	13,579	1,928,897

Communications Equipment—1.46%
Cisco Systems, Inc.	38,797	1,311,339

Computers & Peripherals—5.90%
Apple, Inc.	29,844	4,287,389
International Business Machines Corp.	5,741	999,738

		5,287,127

Internet Software & Services—4.53%
Alphabet, Inc., Class CB	4,898	4,063,185

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
IT Consulting & Services—7.23%
Automatic Data Processing, Inc.	13,323	$1,364,142
Tyler Technologies, Inc.	6,243	964,918
Visa, Inc., Class A	46,789	4,158,138

		6,487,198

Semiconductor Equipment & Products—1.79%
NXP Semiconductors N.V.B	15,473	1,601,456

Software—11.13%
Adobe Systems, Inc.B	27,709	3,605,772
Check Point Software Technologies Ltd.B	12,393	1,272,265
Citrix Systems, Inc.B	9,221	768,939
Intuit, Inc.	9,448	1,095,874
Microsoft Corp.	49,223	3,241,827

		9,984,677

Total Information Technology		30,663,879

MATERIALS—1.25%
Chemicals—1.25%
Ecolab, Inc.	8,972	1,124,550

Total Common Stock (Cost $57,968,059)		86,245,427

SHORT TERM INVESTMENTS—3.56% (Cost $3,189,021)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	3,189,021	3,189,021

SECURITIES LENDING COLLATERAL—0.64% (Cost $576,932)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	576,932	576,932

TOTAL INVESTMENTS—100.37% (Cost $61,734,012)		90,011,380
LIABILITIES, NET OF OTHER ASSETS—(0.37%)		(335,224)

TOTAL NET ASSETS—100.00%		$89,676,156

Percentages are stated as a percent of net assets.

A	PLC—Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at March 31, 2017.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on March 31, 2017:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	Long	25	June 2017	$2,949,000	$(3,184)

				$2,949,000	$(3,184)

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Apple, Inc.		4.8
Amazon.com, Inc.		4.7
Visa, Inc.		4.6
Alphabet, Inc.		4.5
Adobe Systems, Inc.		4.0
Priceline.com, Inc.		3.8
Microsoft Corp.		3.6
Honeywell International, Inc.		2.9
Southwest Airlines Co.		2.7
Lowe’s Cos., Inc.		2.5
Total Fund Holdings	52

Sector Allocation (% Equities)
Information Technology		35.6
Consumer Discretionary		23.5
Health Care		14.3
Industrials		11.7
Consumer Staples		10.0
Financials		3.6
Materials		1.3

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS—16.46%
CONSUMER DISCRETIONARY—3.30%
Homebuilders—0.09%
William Lyon Homes, Inc., Class AA	6,400	$131,968

Hotels, Restaurants & Leisure—0.82%
Belmond Ltd., Class AA	13,819	167,210
Carnival PLC, ADRB C	15,400	891,506
Rezidor Hotel Group AB	45,744	174,591

		1,233,307

Media—2.07%
CBS Corp.	3,851	271,072
Comcast Corp., Class A	3,469	130,400
Liberty Broadband, Class AA	10,777	917,015
Liberty Global PLC, Class AA B	2,479	88,922
Liberty Global PLC LiLac Group, Tracking Stock CA B M	965	22,234
Liberty Media Group LLC, Tracking Stock AA D M	10,937	357,640
Liberty SiriusXM Group, Tracking Stock AA M	12,690	493,894
Naspers Ltd., ADRC	10,463	181,324
Time Warner, Inc.	1,394	136,208
Twenty-First Century Fox, Inc., Class B	15,889	504,952

		3,103,661

Specialty Retail—0.17%
Cabela’s, Inc.A	4,743	251,901

Textiles & Apparel—0.15%
Christian Dior SE	954	221,661

Total Consumer Discretionary		4,942,498

CONSUMER STAPLES—1.74%
Beverages—0.71%
Coca-Cola Co.	3,290	139,628
Heineken N.V.	10,703	911,153

		1,050,781

Food & Drug Retailing—0.08%
Rite Aid Corp.A	26,700	113,475

Food Products—0.85%
Herbalife Ltd.A	434	25,233
Hostess Brands, Inc.A	219,388	612,093
Unilever PLC, Sponsored ADRB C	10,188	502,675
Whitewaves Food Co.A	2,315	129,987

		1,269,988

Household Products—0.10%
Central Garden and Pet Co.A	4,409	153,080

Total Consumer Staples		2,587,324

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
ENERGY—0.80%
Energy Equipment & Services—0.10%
Weatherford International PLCA B	23,188	$154,200

Oil & Gas—0.70%
Hess Corp.	1,629	78,762
Petroleo Brasileiro S.A., Sponsored ADRA C	12,620	122,288
Royal Dutch Shell PLC, Class A, ADRB C	16,352	862,241

		1,063,291

Total Energy		1,217,491

FINANCIALS—4.07%
Asset Management—0.61%
Stellar Acquisition III Inc.A E	89,800	920,450

Banks—0.22%
Bank of Kyoto Ltd.	44,695	325,587

Diversfied Financials—0.57%
Avista Healthcare Public Acquisition Corp.A E	83,000	853,240

Diversified Financals—0.52%
Kayne Anderson Acquisition Corp.A E	55,174	552,843
Silver Run Acquisition Corp IIA E	22,497	234,869

		787,712

Diversified Financials—1.34%
Boulevard Acquisition Corp. IIA F	59,358	594,767
Boulevard Acquisition Corp. IIA E F	9,464	98,426
Capitol Acquisition Corp. IIIA E F	9,300	107,415
Double Eagle Acquisition Corp.A E F	8,011	84,516
Double Eagle Acquisition Corp., Class AA	46	460
Electrum Special Acquisition Corp.A F	61,028	605,398
GP Investments Acquisition Corp.A F	4,510	44,920
M I Acquisitions, Inc.A E	45,000	459,900

		1,995,802

Insurance—0.81%
Crawford & Co., Class A	137,854	1,122,132
Power Corp of Canada	3,906	91,757

		1,213,889

Total Financials		6,096,680

HEALTH CARE—0.42%
Biotechnology—0.10%
Actelion Ltd., ADRC	2,200	155,188

Health Care Providers & Services—0.15%
Alere, Inc.A	5,632	223,759

Pharmaceuticals—0.17%
Valeant Pharmaceuticals International, Inc.	23,549	259,745

Total Health Care		638,692

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS—1.88%
Aerospace & Defense—1.84%
Arconic, Inc.	67,501	$2,770,916

Trading Companies & Distributors—0.04%
Nexeo Solutions Inc.A	85,055	59,539

Total Industrials		2,830,455

INFORMATION TECHNOLOGY—2.24%
Internet Software & Services—1.20%
Sohu.com, Inc.A	10,450	410,999
Yahoo, Inc.A	29,930	1,389,051

		1,800,050

IT Consulting & Services—0.95%
Dell Technologies, Class VA	22,293	1,428,535

Semiconductor Equipment & Products—0.09%
NXP Semiconductors N.V.A	1,292	133,722

Total Information Technology		3,362,307

MATERIALS—1.61%
Chemicals—0.20%
Delta Technology Holdings Ltd.A	17,778	28,445
Monsanto Co.	2,414	273,265

		301,710

Metals & Mining—1.41%
BHP Billiton PLC, ADRB C	22,169	690,564
Vale S.A., Sponsored ADRC	150,308	1,427,926

		2,118,490

Total Materials		2,420,200

REAL ESTATE—0.09%
Equity Real Estate Investment Trusts—0.09%
Simon Property Group, Inc. G	824	141,753

TELECOMMUNICATION SERVICES—0.18%
Diversified Telecommunication Services—0.18%
SFR Group S.A.	8,676	272,946

UTILITIES—0.13%
Electric—0.13%
Centrais Eletricas Brasileiras S.A., ADRA C	28,948	200,031

Total COMMON STOCKS (Cost $24,077,273)		24,710,377

WARRANTS—6.91%
CONSUMER DISCRETIONARY—1.26%
Automobiles—0.33%
Blue Bird Corp., 2/24/2020, Strike Price $11.50	162,695	488,085

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Hotels, Restaurants & Leisure—0.86%
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50	305,190	$1,294,006
Playa Hotels & Resorts N.V., 3/10/2022, Strike Price $11.50	8,011	6,128

		1,300,134

Media—0.07%
Hemisphere Media Group, Inc., 4/4/2018, Strike Price $12.00	261,282	109,712

Total Consumer Discretionary		1,897,931

ENERGY—0.02%
Oil & Gas—0.02%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00	550,852	1,322
Sunworks, Inc., 3/9/2020, Strike Price $4.15	73,040	29,946

Total Energy		31,268

FINANCIALS—5.14%
Banks—5.11%
Associated Banc-Corp., 11/21/2018, Strike Price $19.77	191,067	1,022,208
SunTrust Banks, Inc., 11/14/2018, Strike Price $44.15	192,427	2,553,506
TCF Financial Corp., 11/14/2018, Strike Price $16.93	167,107	375,991
Zions Bancorporation, 5/22/2020, Strike Price $36.20	323,969	3,702,966

		7,654,671

Specialty Finance—0.03%
China Lending Corp., 7/6/2021, Strike Price $12.00	304,570	40,995

Total Financials		7,695,666

HEALTH CARE—0.15%
Biotechnology—0.15%
BioTime, Inc., 10/1/2018, Strike Price $5.00	369,142	225,177

Pharmaceuticals—0.00%
EyeGate Pharmaceuticals, Inc., 7/31/2020, Strike Price $10.62	24,172	3,655

Total Health Care		228,832

INDUSTRIALS—0.10%
Chemicals—0.08%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50	487,602	126,777

Marine—0.02%
Seanergy Maritime Holdings Corp., 11/10/2021, Strike Price $2.00	168,694	26,991

Total Industrials		153,768

INFORMATION TECHNOLOGY—0.10%
Computers & Peripherals—0.10%
Eastman Kodak Co., 9/3/2018, Strike Price $16.12	156,812	155,244

MATERIALS—0.14%
Chemicals—0.00%
Delta Technology Holdings Ltd., 12/18/2017, Strike Price $10.00	9,990	627

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Metals & Mining—0.14%
Franco-Nevada Corp., 6/16/2017, Strike Price $75.00	19,993	$202,959
New Gold, Inc., 6/28/2017, Strike Price $15.00	62,717	236
Timmins Gold Corp., 5/30/2018, Strike Price $0.70	152,957	10,352

		213,547

Total Materials		214,174

Total WARRANTS (Cost $5,463,209)		10,376,883

CONVERTIBLE PREFERRED STOCKS—4.76%
ENERGY—0.00%
SunEdison, Inc., 6.75%, Due 12/31/2029A	500	1,000

FINANCE—2.04%
Anthem, Inc., 5.25%, Due 5/1/2018	59,795	3,049,545

MANUFACTURING—1.53%
William Lyon Homes, Inc., 6.50%, Due 12/01/2017	22,800	2,298,810

SERVICE—1.19%
Allergan PLC, 5.50%, Due 3/1/2018B	2,107	1,790,486

UTILITIES—0.00%
Dominion Resources, Inc., 6.375%, Due 7/1/2017	98	4,929

Total CONVERTIBLE PREFERRED STOCKS (Cost $7,054,616)		7,144,770

PREFERRED STOCKS—6.05%
INFORMATION TECHNOLOGY—1.20%
Belden, Inc., 6.75%, Due 7/15/2019	18,613	1,805,461

MANUFACTURING—1.74%
Rayonier Advanced Materials, Inc., 8.00%, Due 8/15/2019	25,321	2,604,771

SERVICE—0.73%
Mandatory Exchange Trust, 5.75%, Due 6/03/2019H	8,421	1,090,098

UTILITIES—2.38%
Electric—0.37%
Exelon Corp., 6.50%, Due 6/1/2017	11,171	551,401

Multi-Utilities—2.01%
Dominion Resources, Inc., 6.75%, Due 8/15/2019	59,496	3,027,156

Total Utilities		3,578,557

Total PREFERRED STOCKS (Cost $8,935,839)		9,078,887

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS—22.23%
Auto Manufacturing—0.73%
Tesla Motors, Inc., 1.25%, Due 3/1/2021	$1,115,000	$1,093,397

Auto Mfg—1.44%
Tesla, Inc., 2.375%, Due 3/15/2022	2,073,000	2,159,807

Banks—0.25%
Encore Capital Group, Inc., 3.25%, Due 3/15/2022 H	404,000	372,185

Cable/Broadcasting/Satellite—2.15%
DISH Network Corp.,
3.375%, Due 8/15/2026H	1,266,000	1,529,486
2.375%, Due 3/15/2024H	1,667,000	1,705,549

		3,235,035

Communications—1.18%
Liberty Media Corp-Liberty Formula One, 1.00%, Due 1/30/2023 H	1,606,000	1,765,596

Electronics—1.37%
Intel Corp., 3.479%, Due 12/15/2035	1,511,000	2,056,849

Equity Real Estate Investment Trusts—1.36%
Colony Starwood Homes, 3.50%, Due 1/15/2022 H	1,930,000	2,042,181

Financial—1.44%
Virtus Investment Partners, 7.25%, Due 2/1/2020	22,093	2,161,579

Internet Tech—2.98%
Ctrip.com International Ltd., 1.25%, Due 10/15/2018	1,607,000	2,108,183
Palo Alto Networks, Inc., 0.01%, Due 7/1/2019	1,281,000	1,524,390
SINA Corp., 1.00%, Due 12/1/2018	863,000	860,303

		4,492,876

Other Transportation—1.38%
Golar LNG Ltd., 2.75%, Due 2/15/2022 H	2,045,000	2,068,006

Pharmaceuticals—1.99%
Bayer Capital Corp., 5.625%, Due 11/22/2019H	1,200,000	1,488,954
Depomed, Inc., 2.50%, Due 9/1/2021	1,606,000	1,499,603

		2,988,557

Semiconductor Equipment & Products—1.13%
ON Semiconductor Corp., 1.625%, Due 10/15/2023 H	1,627,000	1,686,996

Technology—0.63%
OSI Systems, Inc., 1.25%, Due 9/1/2022 H	1,000,000	950,000

Telecom—4.20%
America Movil S.A.B. de C.V., 5.50%, Due 9/17/2018	900,000	829,544
Telefonica Participacion Co., 4.90%, Due 9/25/2017H	3,200,000	3,352,653
Viavi Solutions, Inc., 1.00%, Due 3/1/2024H	2,018,000	2,116,378

		6,298,575

Total CONVERTIBLE OBLIGATIONS (Cost $32,771,805 )		33,371,639

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS—17.69%
Agency CMO Interest Only—0.71%
Fannie Mae Interest Strip,
8.50%, Due 3/25/2023, 211 2	$232,763	$40,764
5.00%, Due 4/25/2034, 351 5	269,422	55,971
5.50%, Due 7/25/2035, 359 13	1,443,836	273,703
5.50%, Due 8/25/2035, 359 14	1,099,957	234,551
5.50%, Due 10/25/2035, 359 12	1,049,047	232,761
7.00%, Due 2/25/2037, 381 17	828,151	205,542

		1,043,292

Agency CMO Interest Only Inverse Floater—5.47%
Fannie Mae REMIC Trust,
6.268%, Due 2/25/2024, 1996 45 SI (7.25% - 1 x LIBOR 1 Month)	1,285,604	162,542
6.50%, Due 3/25/2027, 1997 9 CL H	807,680	124,379
7.228%, Due 9/17/2027, 1997 65 SI (8.00% - 1 x LIBOR 1 Month)I	1,608,036	296,898
7.00%, Due 10/25/2031, 2016 3 IK	941,341	211,394
6.768%, Due 3/25/2032, 2002 8 SC (7.75% - 1 x LIBOR 1 Month)I	146,525	32,749
6.018%, Due 9/25/2032, 2002 90 DS (7.00% - 1 x LIBOR 1 Month)I	873,114	150,392
7.018%, Due 12/25/2032, 2002 86 US (8.00% - 1 x LIBOR 1 Month)I	575,938	119,960
5.50%, Due 7/25/2033, 2004 62 TP (38.50% - 5.5 x LIBOR 1 Month)I	2,011,806	392,242
4.50%, Due 12/25/2033, 2003 119 GI	122,837	31,312
5.618%, Due 2/25/2035, 2005 2 S (6.60% - 1 x LIBOR 1 Month)I	193,478	37,128
5.648%, Due 7/25/2035, 2005 66 LS (6.63% - 1 x LIBOR 1 Month)I	2,169,673	417,683
5.688%, Due 10/25/2035, 2005 83 SL (6.67% - 1 x LIBOR 1 Month)I	696,415	126,553
5.718%, Due 3/25/2036, 2006 8 HL (6.70% - 1 x LIBOR 1 Month)I	1,894,680	358,392
5.588%, Due 6/25/2036, 2006 44 SF (6.57% - 1 x LIBOR 1 Month)I	3,708,081	632,421
6.268%, Due 6/25/2036, 2006 46 ES (7.25% 1 x LIBOR 1 Month)	1,441,512	297,080
5.628%, Due 7/25/2036, 2007 28 GS (6.61% - 1 x LIBOR 1 Month)I	922,158	161,977
5.598%, Due 10/25/2036, 2006 92 LI (6.58% - 1 x LIBOR 1 Month)I	1,321,033	249,185
5.068%, Due 11/25/2036, 2008 50 SA (6.05% - 1 x LIBOR 1 Month)I	182,796	29,129
5.658%, Due 12/25/2036, 2006 117 SA (6.64% - 1 x LIBOR 1 Month)I	1,855,087	344,645
5.518%, Due 2/25/2037, 2007 1 NI (6.50% - 1 x LIBOR 1 Month)I	1,453,686	215,695
5.00%, Due 3/25/2039, 2009 11 TI	925,940	180,404
5.00%, Due 5/25/2039, 2009 50 GI	974,990	207,363
5.00%, Due 2/25/2040, 2010 16 PI	150,127	36,764
5.498%, Due 7/25/2040, 2010 68 SC (6.48% - 1 x LIBOR 1 Month)I	1,315,129	266,531
8.04%, Due 12/25/2041, 2011 130 NY (9.60% - 2 x LIBOR 1 Month)I	211,532	217,874
5.50%, Due 12/25/2043, 2014 38 QI	1,649,753	438,673
5.00%, Due 5/25/2045, 2015 30 EI	1,628,314	333,420
5.50%, Due 5/25/2045, 2015 30 IO	2,604,181	650,289
5.268%, Due 9/25/2045, 2015 66 AS (6.25% - 1 x LIBOR 1 Month)	2,420,964	398,303
5.00%, Due 10/25/2045, 2015 70 JI	1,355,507	285,153
5.50%, Due 7/25/2046, 2016 45 MI	2,922,927	653,407
1.975%, Due 6/25/2055, 2015 42 AI	3,163,125	183,045

		8,242,982

Agency CMO Interest Only—2.81%
Freddie Mac REMIC Trust,
7.33%, Due 2/15/2028, 2526 SW (8.10% - 1 x LIBOR 1 Month)I	111,396	21,042
8.50%, Due 1/15/2030, 2206 IO	130,331	30,988
7.18%, Due 2/15/2032, 2411 S (7.95% - 1 x LIBOR 1 Month)I	787,148	142,003
7.00%, Due 4/15/2032, 2525 IK	131,964	38,476

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Agency CMO Interest Only—2.81% (continued)
Freddie Mac REMIC Trust,
7.03%, Due 6/15/2032, 3489 SD (7.80% - 1 x LIBOR 1 Month)I	$115,576	$23,213
5.50%, Due 3/15/2033, 2581 IL	690,454	183,728
11.800%, Due 7/15/2033, 2647 IV (13.75% - 1 x LIBOR 1 Month)I	507,357	303,656
5.28%, Due 3/15/2035, 2950 SN (6.05% - 1 x LIBOR 1 Month)I	820,759	135,428
5.50%, Due 4/15/2036, 4624 BI	2,643,383	565,023
5.93%, Due 10/15/2036, 3232 ST (6.70% - 1 x LIBOR 1 Month)I	157,043	23,975
5.55%, Due 12/15/2036, 3257 SI (6.32% - 1 x LIBOR 1 Month)I	601,281	102,932
5.92%, Due 12/15/2036, 3256 S (6.69% - 1 x LIBOR 1 Month)I	1,127,409	191,051
6.218%, Due 7/15/2037, 3355 KI (7.13% - 1 x LIBOR 1 Month)I	3,543,914	468,913
5.26%, Due 9/15/2037, 3368 AI (6.03% - 1 x LIBOR 1 Month)I	1,349,845	236,396
1.00%, Due 3/15/2038, 3421 IO	12,407,671	440,222
1.952%, Due 4/15/2039, 4314 IT (WAC - (LIBOR 1 Month + 0.35%))	4,080,195	257,980
5.852%, Due 9/15/2041, 3997 ES (6.93% - 1.4 x LIBOR 1 Month)I	107,914	108,639
1.784%, Due 10/15/2041, 4413 WI (WAC - (LIBOR 1 Month + 0.35%))	973,812	61,007
3.00%, Due 12/15/2042, 4594 IJ	3,629,213	458,076
0.796%, Due 4/15/2043, 4517 KI (1.071% - 0.3571 x LIBOR 1 Month)I	3,872,762	142,628
6.00%, Due 6/15/2045, 4496 ID	1,372,555	275,850

		4,211,226

Agency CMO Interest Only Inverse Floater—8.70%
Ginnie Mae REMIC Trust,
6.73%, Due 5/16/2031, 2001 22 SD (7.50% - 1 x LIBOR 1 Month)I	361,784	68,900
6.73%, Due 6/16/2032, 2002 41 SY (7.50% - 1 x LIBOR 1 Month)I	107,890	16,239
6.93%, Due 2/16/2033, 2003 11 SK (7.70% - 1 x LIBOR 1 Month)I	258,240	40,857
6.869%, Due 6/20/2033, 2004 56 S (7.65% - 1 x LIBOR 1 Month)I	408,991	92,123
5.66%, Due 10/16/2033, 2003 92 SN (6.43% - 1 x LIBOR 1 Month)I	166,062	25,299
5.819%, Due 11/20/2033, 2003 98 SC (6.60% - 1 x LIBOR 1 Month)I	1,143,433	211,415
6.369%, Due 11/20/2033, 2004 37 SM (7.15% - 1 x LIBOR 1 Month)I	1,047,817	60,299
5.78%, Due 5/16/2034, 2004 40 SB (6.55% - 1 x LIBOR 1 Month)I	2,355,542	392,877
6.122%, Due 6/20/2034, 2004 46 S (7.10% - 1 x LIBOR 1 Month)	2,615,798	605,214
5.319%, Due 9/20/2034, 2004 86 SP (6.10% - 1 x LIBOR 1 Month)I	156,790	18,301
5.319%, Due 1/20/2035, 2009 25 SB (6.10% - 1 x LIBOR 1 Month)I	1,923,414	58,572
5.00%, Due 6/20/2035, 2014 183 IM	1,727,363	430,623
6.03%, Due 8/16/2036, 2006 47 SA (6.80% - 1 x LIBOR 1 Month)I	1,417,967	263,638
5.50%, Due 9/20/2036, 2016 78 TI	6,481,429	465,568
5.79%, Due 11/16/2036, 2008 83 SD (6.56% - 1 x LIBOR 1 Month)I	94,464	16,547
5.722%, Due 6/20/2037, 2010 47 PX (6.70% - 1 x LIBOR 1 Month)I	1,142,041	198,790
5.869%, Due 12/20/2037, 2007 81 SP (6.65% - 1 x LIBOR 1 Month)I	2,317,108	414,798
5.63%, Due 5/16/2038, 2008 40 SA (6.40% - 1 x LIBOR 1 Month)I	274,671	44,638
5.00%, Due 9/20/2038, 2016 12 KI	1,106,133	283,067
5.50%, Due 5/16/2039, 2009 776 GI	1,069,995	193,358
4.50%, Due 1/16/2040, 2016 44 PI	2,173,264	451,462
4.00%, Due 2/20/2040, 2015 162 LI	1,651,167	251,602
5.219%, Due 5/20/2040, 2016 75 SA (6.00% - 1 x LIBOR 1 Month)I	3,505,934	515,354
6.00%, Due 9/20/2040, 2016 75 IO	2,297,990	537,208
3.50%, Due 10/20/2041, 2013 81 PI	4,302,326	495,986
3.50%, Due 5/16/2042, 2015 84 IO	3,823,343	742,996
5.00%, Due 5/16/2042, 2013 44 IB	415,696	100,765
5.00%, Due 6/20/2043, 2013 86 IA	318,269	69,008
5.93%, Due 8/16/2043, 2013 113 SD (6.70% - 1 x LIBOR 1 Month)I	1,734,302	315,729

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Agency CMO Interest Only Inverse Floater—8.70% (continued)
Ginnie Mae REMIC Trust,
5.369%, Due 11/20/2043, 2013 165 ST (6.15% - 1 x LIBOR 1 Month)I	$155,494	$23,159
0.973%, Due 1/16/2044, 2015 80 HI	3,043,552	119,043
5.50%, Due 1/20/2044, 2014 2 TI	416,280	82,806
6.00%, Due 5/20/2044, 2016 1 IO	1,921,130	352,713
6.02%, Due 11/20/2044, 2014 161 SL (6.80% - 1 x LIBOR 1 Month)I	128,706	24,111
5.00%, Due 12/16/2045, 2015 180 CI	1,273,405	316,679
4.50%, Due 5/20/2046, 2016 69 WI	2,481,744	543,243
3.50%, Due 7/20/2046, 2016 90 PI	6,217,076	996,886
3.50%, Due 11/20/2046,	5,025,612	647,502
2.547%, Due 1/20/2066, 2016 H04 BI	4,942,064	540,538
1.980%, Due 2/20/2066, 2016 H04 KI	4,981,227	481,774
2.474%, Due 2/20/2066, 2016 H07 NI	4,908,770	549,169
1.959%, Due 4/20/2066, 2016 H13 EI	4,042,994	477,579
2.487%, Due 7/20/2066,	4,035,933	514,581

		13,051,016

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,515,242)		26,548,516

	Shares
EXCHANGE TRADED INSTRUMENTS—6.56%
EXCHANGE TRADED FUNDS—4.97%
iShares MSCI Emerging Markets Fund	61,100	2,406,729
iShares MSCI Spain Capped ETF	4,679	142,288
SPDR S&P500 ETF Trust	19,642	4,630,405
Vaneck Vectors Gold Miners ETF	12,890	294,021

Total Exchange Traded Funds		7,473,443

EXCHANGE TRADED NOTES—1.59%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	35,488	618,911
iPATH S&P 500 VIX Mid-Term Futures ETN	32,760	861,588
VelocityShares Daily Inverse VIX Short Term ETN	12,586	919,156

Total Exchange Traded Notes		2,399,655

Total EXCHANGE TRADED INSTRUMENTS (Cost $9,245,584)		9,873,098

INVESTMENT COMPANIES—5.19%
CLOSED END FUND—5.19%
Adams Diversified Equity Fund, Inc.	33,693	463,279
Alerian MLP ETF	163,145	2,073,573
BlackRock Resources & Commodities Strategy Trust	162,242	1,395,282
Cohen & Steers Closed-End Opportunity Fund, Inc.	26,539	329,349
Direxion Daily FTSE China Bull 3X Shares	989	30,718
Liberty All Star Equity Fund	94,127	513,934
Pershing Square Holdings Ltd/Fund	25,871	393,239
The Cushing Energy Income Fund	13,456	126,486

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
CLOSED END FUND—5.19% (continued)
The Turkish Investment Fund, Inc.	66,676	$555,411
Vanguard FTSE Emerging Markets Fund	53,600	1,928,528

Total Closed End Fund		7,809,799

Total INVESTMENT COMPANIES (Cost $7,920,355)		7,809,799

SHORT-TERM INVESTMENTS—6.01% (Cost $9,024,212)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% J	9,024,212	9,024,212

Total Securities Held Long (Cost $131,008,135)		137,938,181

SECURITIES SOLD SHORT
COMMON STOCKS—(50.31%)
CONSUMER DISCRETIONARY—(11.48%)
Automobiles—(1.89%)
Blue Bird Corp.A	(64,910)	(1,113,207)
Tesla Motors, Inc.A	(6,203)	(1,726,294)

		(2,839,501)

Homebuilders—(1.15%)
William Lyon Homes, Inc., Class AA	(83,208)	(1,715,749)

Hotels, Restaurants & Leisure—(2.71%)
Carnival Corp.	(15,410)	(907,803)
Chipotle Mexican Grill, Inc.A	(194)	(86,431)
Del Taco Restaurants, Inc.A	(208,296)	(2,762,005)
Marriott International, Inc., Class A	(1,798)	(169,335)
Restaurant Brands International, Inc.	(2,628)	(146,485)

		(4,072,059)

Internet & Catalog Retail—(1.10%)
Ctrip.com International Ltd., ADRC	(33,521)	(1,648,000)

Media—(4.48%)
Altice N.V., Class AA	(24,787)	(560,719)
CBS Corp., Class BK	(3,832)	(265,788)
DISH Network Corp., Class A	(28,444)	(1,805,910)
Hemisphere Media Group, Inc.A	(70,017)	(822,700)
Liberty Broadband, Class CA	(10,547)	(911,260)
Liberty Global PLC LiLac Group, Tracking Stock AA B M	(665)	(14,790)
Liberty Media Group LLC, Tracking Stock CA D M	(38,952)	(1,330,210)
Liberty SiriusXM Group, Tracking Stock CA M	(12,868)	(499,021)
Twenty-First Century Fox, Inc., Class A	(15,889)	(514,645)

		(6,725,043)

Textiles & Apparel—(0.15%)
LVMH Moet Hennessy Louis Vuitton	(993)	(218,064)

Total Consumer Discretionary		(17,217,973)

CONSUMER STAPLES—(2.16%)
Beverages—(0.67%)
Dr. Pepper Snapple Group, Inc.	(710)	(69,523)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Beverages—(0.67%) (continued)
Heineken Holding N.V.	(10,690)	$(850,403)
PepsiCo, Inc.	(626)	(70,024)

		(989,950)

Food Products—(1.49%)
Hostess Brands, Inc.A	(93,908)	(1,490,320)
Kraft Heinz Co.	(1,536)	(139,484)
Mondelez International, Inc., Class A	(1,539)	(66,300)
Nomad Foods Ltd.A	(2,238)	(25,625)
Unilever N.V.	(10,188)	(506,140)

		(2,227,869)

Total Consumer Staples		(3,217,819)

ENERGY—(0.67%)
Centennial Resource Development, Inc.A	(7,903)	(144,072)
Royal Dutch Shell PLC, Class B, ADRB C	(15,621)	(872,120)

Total Energy		(1,016,192)

FINANCIALS—(17.28%)
Banks—(15.17%)
Associated Banc-Corp.	(158,128)	(3,858,323)
SunTrust Banks, Inc.	(131,625)	(7,278,863)
TCF Financial Corp.	(79,473)	(1,352,630)
Zions Bancorporation	(245,024)	(10,291,008)

		(22,780,824)

Diversified Financials—(1.14%)
Encore Capital Group, Inc.A	(4,040)	(124,432)
Virtus Investment Partners, Inc.	(14,901)	(1,578,016)

		(1,702,448)

Insurance—(0.96%)
Crawford & Co., Class B	(134,122)	(1,345,244)
Power Financial Corp.	(3,485)	(92,166)

		(1,437,410)

Thrifts and Mortgage Finance—(0.01%)
Federal National Mortgage AssociationA	(7,758)	(20,171)

Total Financials		(25,940,853)

HEALTH CARE—(3.10%)
Biotechnology—(0.15%)
BioTime, Inc.A	(64,699)	(223,212)

Health Care Providers & Services—(0.82%)
Anthem, Inc.	(7,470)	(1,235,389)

Pharmaceuticals—(2.13%)
Allergan PLCB	(5,648)	(1,349,420)
Bayer AG	(9,713)	(1,119,595)
Depomed, Inc.A	(58,533)	(734,589)

		(3,203,604)

Total Health Care		(4,662,205)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS—(3.26%)
Aerospace & Defense—(1.44%)
Arconic, Inc.	(82,346)	$(2,168,994)

Chemicals—(0.11%)
Central Garden and Pet Co.A	(4,409)	(163,442)

Electrical Equipment—(0.96%)
Belden, Inc.	(20,749)	(1,435,623)

Machinery—(0.09%)
Deere & Co.	(1,268)	(138,034)

Marine—(0.55%)
Golar LNG Ltd.	(29,771)	(831,504)

Trading Companies & Distributors—(0.11%)
Nexeo Solutions Inc.A	(18,563)	(164,468)

Total Industrials		(4,902,065)

INFORMATION TECHNOLOGY—(5.35%)
Communications Equipment—(1.05%)
Palo Alto Networks, Inc.A	(5,320)	(599,458)
Viavi Solutions, Inc.A	(91,571)	(981,641)

		(1,581,099)

Computers & Peripherals—(0.30%)
Eastman Kodak Co.A	(39,130)	(449,995)

Electronic Equipment & Instruments—(0.24%)
OSI Systems, Inc.A	(4,863)	(354,950)

Internet Software & Services—(1.64%)
Alibaba Group Holding Ltd., Sponsored, ADRA C	(19,555)	(2,108,616)
Sina Corp.A	(1,059)	(76,375)
Tencent Holdings Ltd., ADRC	(9,416)	(271,746)

		(2,456,737)

Semiconductor Equipment & Products—(1.34%)
Intel Corp.	(34,576)	(1,247,156)
ON Semiconductor Corp.A	(50,092)	(775,925)

		(2,023,081)

Software—(0.78%)
Changyou.com Ltd., ADRC	(9,316)	(261,221)
VMware, Inc., Class AA	(9,816)	(904,446)

		(1,165,667)

Total Information Technology		(8,031,529)

MATERIALS—(2.69%)
Chemicals—(1.62%)
AgroFresh Solutions, Inc.A	(84,215)	(368,020)
Air Products & Chemicals, Inc.	(269)	(36,393)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Chemicals—(1.62%) (continued)
Platform Specialty Products Corp.A	(2,716)	$(35,362)
Rayonier Advanced Materials, Inc.	(148,666)	(1,999,558)

		(2,439,333)

Metals & Mining—(1.07%)
BHP Billiton Ltd., ADRC	(22,169)	(805,178)
Franco-Nevada Corp.	(12,209)	(799,826)

		(1,605,004)

Total Materials		(4,044,337)

REAL ESTATE—(0.79%)
Colony Starwood HomesG	(34,309)	(1,164,791)
The Howard Hughes Corp.A	(240)	(28,140)

Total Real Estate		(1,192,931)

TELECOMMUNICATION SERVICES—(2.05%)
Koninklijke KPN N.V.A	(191,134)	(575,615)
Telefonica S.A.	(158,387)	(1,771,621)
Telefonica S.A.	(65,300)	(730,707)

Total Telecommunication Services		(3,077,943)

UTILITIES—(1.48%)
Centrais Eletricas Brasileiras S.A., Sponsored ADRA C	(29,266)	(158,914)
Dominion Resources, Inc.	(25,532)	(1,980,517)
Exelon Corp.	(2,349)	(84,517)

Total Utilities		(2,223,948)

Total COMMON STOCKS (Proceeds $(72,360,290))		(75,527,795)

PREFERRED STOCKS – (0.99%)
ENERGY – (0.08%)
Petroleo Brasileiro S.A., Special Preferred ADRA C	(12,620)	(116,356)

MATERIALS – (0.91%)
Vale S.A., Sponsored ADRC L	(151,787)	(1,363,047)

Total PREFERRED STOCKS (Proceeds $(1,548,687))		(1,479,404)

EXCHANGE TRADED INSTRUMENTS—(4.85%)
EXCHANGE TRADED FUNDS—(3.32%)
CurrencyShares Euro Trust	(6,209)	(642,073)
Direxion Daily Gold Miners Index Bull 3X Shares	(63,534)	(571,171)
Direxion Daily Junior Gold Miners Index Bull 3x Shares	(45,000)	(290,700)
iShares MSCI Emerging Markets Fund	(61,100)	(2,406,729)
iShares MSCI Germany ETF	(4,949)	(142,284)
iShares MSCI Turkey ETF	(11,634)	(416,497)
SPDR EURO STOXX 50 ETF	(6,552)	(238,165)
Utilities Select Sector SPDR Fund	(2,808)	(144,262)
Vanguard REIT Fund	(1,687)	(139,329)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Shares		Fair Value
EXCHANGE TRADED NOTES—(1.53%)
iPATH S&P 500 VIX Short-Term Futures ETN	(146,137)	$(2,307,503)

Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(7,882,459))		(7,298,713)

INVESTMENT COMPANIES—(2.20%)
CLOSED END FUND—(2.20%)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	(24,724)	(366,904)
Vanguard FTSE Emerging Markets Fund	(61,214)	(2,202,480)
WisdomTree Japan Hedged Equity Fund	(14,863)	(752,365)

Total INVESTMENT COMPANIES (Proceeds $(3,285,817))		(3,321,749)

Total SECURITIES SOLD SHORT (Proceeds $(85,077,253))		(87,627,661)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short)—91.86% (Cost $131,008,135)		137,938,181
TOTAL PURCHASED OPTIONS—5.18% (Cost $9,182,632)		7,772,149
TOTAL WRITTEN OPTIONS—(2.80)% (Cost $(4,189,775))		(4,201,466)
TOTAL SECURITIES SOLD SHORT—(58.35)% (Proceeds $(85,077,253))		(87,627,661)
OTHER ASSETS, NET OF LIABILITIES – 64.11%		96,236,735

TOTAL NET ASSETS—100.00%		$150,117,938

Percentages are stated as a percent of net assets.

A Non-income producing security.
B PLC—Public Limited Company.
C ADR—American Depositary Receipt.
D LLC—Limited Liability Company.
E Unit—Usually consists of one common stock and/or rights and warrants.
F SPAC—Special Purpose Acquisition Company.
G REIT—Real Estate Investment Trust.

H        Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $20,168,082 or 13.44% of net assets. The Fund has no right to demand registration of these securities.

I The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
J The Fund is affiliated by having the same investment advisor.
K Non-voting participating shares.
L A type of Preferred Stock that has no maturity date.

M        Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

Futures Contracts Open on March 31, 2017:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. Ultra Treasury 10-Year Note Future	Short	5	June 2017	$(669,453)	$(1,992)

				$(669,453)	$(1,992)

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Purchased Options Outstanding on March 31, 2017:

Equity Option Contracts
Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call—Arconic, Inc.	30.00	4/21/2017	USD	167	$3,899	$1,002	$(2,897)
Call—Arconic, Inc.	31.00	4/21/2017	USD	125	4,656	500	(4,156)
Call—Telefonica S.A.	10.00	4/21/2017	USD	653	19,945	76,728	56,783
Call—Under Armour, Inc.	32.50	4/21/2017	USD	258	1,172	129	(1,043)
Put—Advanced Micro Devices, Inc.	4.00	4/21/2017	USD	1,259	23,303	1,259	(22,044)
Put—Exelon Corp.	35.00	4/21/2017	USD	83	4,599	1,660	(2,939)
Put—Telefonica S.A.	10.00	4/21/2017	USD	28	155	140	(15)
Call—Transocean Ltd.	17.00	5/19/2017	USD	645	78,614	2,580	(76,034)
Call—William Lyon Homes	20.00	5/19/2017	USD	50	14,552	7,875	(6,677)
Call—Allergan, PLC	295.00	6/16/2017	USD	31	3,246	481	(2,765)
Call—Telefonica S.A.	10.00	6/16/2017	USD	17	604	2,210	1,606
Call—Telefonica S.A.	12.50	6/16/2017	USD	608	6,410	6,080	(330)
Call—Centennial Resource Development, Inc.	20.00	7/21/2017	USD	23	3,111	1,783	(1,328)
Call—General Mills, Inc.	55.00	7/21/2017	USD	600	518,067	273,600	(244,467)
Call—General Mills, Inc.	70.00	7/21/2017	USD	700	62,680	14,350	(48,330)
Put—Suntrust Banks, Inc.	60.00	7/21/2017	USD	292	150,166	172,280	22,114
Call—Comcast Corp.	42.50	9/15/2017	USD	1,198	66,894	38,336	(28,558)
Call—Comcast Corp.	32.50	9/15/2017	USD	1,000	587,668	537,499	(50,169)
Call—Telefonica S.A.	10.00	9/15/2017	USD	201	10,739	29,145	18,406
Call—3M Co.	160.00	1/19/2018	USD	326	782,903	1,086,393	303,490
Call—3M Co.	210.00	1/19/2018	USD	500	79,772	157,000	77,228
Call—Ctrip.Com International Ltd.	47.50	1/19/2018	USD	126	75,983	79,380	3,397
Call—Mondelez International, Inc.	30.00	1/19/2018	USD	242	391,203	332,750	(58,453)
Call—Mondelez International, Inc.	55.00	1/19/2018	USD	149	26,305	7,376	(18,929)
Call—Walt Disney Co./The	140.00	1/19/2018	USD	175	16,415	7,700	(8,715)
Call—Walt Disney Co./The	90.00	1/19/2018	USD	209	490,914	512,573	21,659
Put—Ctrip.Com International Ltd.	47.50	1/19/2018	USD	126	63,383	51,660	(11,723)
Put—Dish Network Corp.	40.00	1/19/2018	USD	333	35,645	25,808	(9,837)
Put—Golar LNG Ltd.	15.00	1/19/2018	USD	514	55,020	46,260	(8,760)

					$3,578,023	$3,474,537	$(103,486)

ETF Option Contracts
Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call—Vaneck Vectors Gold Miners ETF	18.00	4/21/2017	USD	750	$367,906	$363,749	$(4,157)
Put—iShares Iboxx High Yield Corporate Bond ETF	85.50	4/21/2017	USD	683	29,740	7,513	(22,227)
Call—SPDR Euro STOXX 50 ETF	32.00	1/19/2018	USD	76	17,255	36,480	19,225
Call—Wisdomtree Japan Hedged Equity ETF	50.78	1/19/2018	USD	879	138,918	285,675	146,757
Put—SPDR Euro STOXX 50 ETF	31.00	1/19/2018	USD	76	29,035	6,916	(22,119)
Put—Wisdomtree Japan Hedged Equity ETF	40.78	1/19/2018	USD	1,279	501,450	99,123	(402,327)
Put—Wisdomtree Japan Hedged Equity ETF	37.78	1/19/2018	USD	2,663	940,389	117,172	(823,217)
Put—Wisdomtree Japan Hedged Equity ETF	30.00	1/19/2018	USD	121	20,595	1,876	(18,719)
Call—Currencyshares Euro Trust ETF	108.00	1/18/2019	USD	618	275,715	233,295	(42,420)
Put—Currencyshares Euro Trust ETF	102.00	1/18/2019	USD	400	144,217	150,000	5,783
Put—Currencyshares Euro Trust ETF	108.00	1/18/2019	USD	567	364,513	372,803	8,290
Put—Currencyshares Euro Trust ETF	101.00	1/18/2019	USD	150	48,531	51,000	2,469

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put—Currencyshares Euro Trust ETF	104.00	1/18/2019	USD	689	$289,973	$311,772	$21,799
Put—Currencyshares Euro Trust ETF	106.00	1/18/2019	USD	381	207,672	208,598	926
Put—Currencyshares Euro Trust ETF	103.00	1/18/2019	USD	650	253,953	268,125	14,172

					$3,629,862	$2,514,097	$(1,115,765)

ETN Option Contracts
Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call—iPath S+P 500 Vix Short-Term Futures ETN	20.00	4/21/2017	USD	2,897	$215,823	$34,764	$(181,059)
Call—iPath S+P 500 Vix Short-Term Futures ETN	14.00	6/16/2017	USD	958	282,821	243,332	(39,489)
Put—iPath S+P 500 Vix Short-Term Futures ETN	18.00	6/16/2017	USD	1,614	136,758	582,654	445,896
Put—iPath S+P 500 Vix Short-Term Futures ETN	15.00	6/16/2017	USD	1,920	249,147	268,800	19,653
Put—iPath S+P 500 Vix Short-Term Futures ETN	11.00	9/15/2017	USD	3,380	211,920	192,660	(19,260)
Put—iPath S+P 500 Vix Short-Term Futures ETN	12.00	9/15/2017	USD	755	51,129	67,195	16,066

					$1,147,598	$1,389,405	$241,807

Index Option Contracts
Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put—S&P 500 Index	2,300.00	4/28/2017	USD	28	$23,535	$23,535	$—
Call—Direxion Daily Gold Miners Index Bull 3x Shares	24.00	1/19/2018	USD	300	227,302	32,400	(194,902)
Put—Direxion Daily Gold Miners Index Bear 3x Shares	4.00	1/19/2018	USD	3,006	576,312	338,175	(238,137)

					$827,149	$394,110	$(433,039)

Written Options Outstanding on March 31, 2017:

Equity Option Contracts
Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Call—Centennial Resource Development, Inc.	15.00	4/21/2017	USD	10	$(1,735)	$(3,275)	$(1,540)
Call—Under Armour, Inc.	45.00	4/21/2017	USD	138	(48)	(207)	(159)
Call—Vmware, Inc.	90.00	4/21/2017	USD	96	(27,209)	(27,600)	(391)
Put—Centennial Resource Development, Inc.	12.50	4/21/2017	USD	10	(1,085)	(125)	960
Call—Vmware, Inc.	87.50	5/19/2017	USD	27	(14,087)	(14,850)	(763)
Call—William Lyon Homes	22.50	5/19/2017	USD	78	(13,569)	(4,095)	9,474
Call—General Mills, Inc.	62.50	7/21/2017	USD	1,200	(383,342)	(96,000)	287,342
Call—Comcast Corp.	37.50	9/15/2017	USD	2,000	(458,877)	(376,000)	82,877
Call—3M Co.	180.00	1/19/2018	USD	599	(631,006)	(1,037,767)	(406,761)
Call—Mondelez International, Inc.	42.00	1/19/2018	USD	375	(258,167)	(160,313)	97,854
Call—Walt Disney Co./The	110.00	1/19/2018	USD	349	(320,749)	(309,563)	11,186

					$(2,109,874)	$(2,029,795)	$80,079

AMERICAN BEACON IONIC STRATEGIC ARBITRAGE FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

ETF Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Put—Wisdomtree Japan Hedged Equity ETF	37.00	8/18/2017	USD	2,500	$(77,397)	$(32,500)	$44,897
Put—Currencyshares Euro Trust ETF	103.00	9/15/2017	USD	439	(72,587)	(93,068)	(20,481)
Call—Currencyshares Euro Trust ETF	108.00	1/19/2018	USD	618	(119,279)	(104,442)	14,837
Put—Currencyshares Euro Trust ETF	107.00	1/19/2018	USD	933	(414,699)	(457,170)	(42,471)
Put—Currencyshares Euro Trust ETF	101.00	1/19/2018	USD	150	(27,518)	(29,925)	(2,407)
Put—Currencyshares Euro Trust ETF	103.00	1/19/2018	USD	900	(215,706)	(252,000)	(36,294)
Put—Currencyshares Euro Trust ETF	102.00	1/19/2018	USD	400	(86,581)	(91,600)	(5,019)

					$(1,013,767)	$(1,060,705)	$(46,938)

ETN Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Put—iPath S+P 500 Vix Short-Term Futures ETN	20.00	4/21/2017	USD	2,097	$(866,156)	$(918,486)	$(52,330)
Put—iPath S+P 500 Vix Short-Term Futures ETN	13.00	6/16/2017	USD	1,920	(80,325)	(84,480)	(4,155)

					$(946,481)	$(1,002,966)	$(56,485)

Index Option Contracts

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Net Unrealized Appreciation (Depreciation)
Put—Direxion Daily Gold Miners Index Bear 3x Shares	20.00	1/19/2018	USD	200	$(119,653)	$(108,000)	$11,653

					$(119,653)	$(108,000)	$11,653

Glossary:

Other Abbreviations:

CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	REMIC	Real Estate Mortgage Investment Conduit
ETF	Exchange Traded Fund	MSCI	Morgan Stanley Composite Index	SPDR	Standard & Poor’s Depositary Receipts
ETN	Exchange Traded Note	REIT	Real Estate Investment Trust	VIX	Volatility Index

Positions By Investment Strategy
Convertible Arbitrage	35
Credit/Rates Relative Value Arbitrage	1
Equity Arbitrage	90
Volatility Arbitrage	16
Total	142

Investment Strategy Exposure (%)	LMV*	SMV**
Convertible Arbitrage	35	(21)
Credit/Rates Relative Value Arbitrage	18	—
Equity Arbitrage	30	(31)
Volatility Arbitrage	5	(6)
Total	88	(58)

* Long Market Value

** Short Market Value

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK—98.27%
CONSUMER DISCRETIONARY—18.52%
Auto Components—2.31%
LKQ Corp.A	31,269	$915,244
Mobileye N.V.A	18,700	1,148,180

		2,063,424

Automobiles—0.67%
Tesla Motors, Inc.A	2,141	595,840

Hotels, Restaurants & Leisure—1.64%
National CineMedia, Inc.	22,691	286,587
Papa John’s International, Inc.	14,674	1,174,507

		1,461,094

Internet & Catalog Retail—1.41%
Expedia, Inc.	9,959	1,256,527

Media—4.03%
Cinemark Holdings, Inc.	25,846	1,146,012
IMAX Corp.A	32,792	1,114,928
Netflix, Inc.A	9,078	1,341,819

		3,602,759

Specialty Retail—7.96%
Bright Horizons Family Solutions, Inc.A	9,952	721,420
Burlington Stores, Inc.A	7,163	696,888
Copart, Inc.A	15,090	934,524
O’Reilly Automotive, Inc.A	3,058	825,171
Ross Stores, Inc.	20,798	1,369,965
Tractor Supply Co.	15,396	1,061,862
Ulta Salon Cosmetics & Fragrance, Inc.	5,301	1,512,004

		7,121,834

Textiles & Apparel—0.50%
Lululemon Athletica, Inc.A	8,631	447,690

Total Consumer Discretionary		16,549,168

CONSUMER STAPLES—3.18%
Beverages—2.69%
Brown-Forman Corp., Class B	23,512	1,085,785
Monster Beverage Corp.A	28,497	1,315,706

		2,401,491

Food Products—0.49%
TreeHouse Foods, Inc.A	5,221	442,010

Total Consumer Staples		2,843,501

ENERGY—6.15%
Energy Equipment & Services—3.57%
Baker Hughes, Inc.	12,674	758,159
Core Laboratories N.V.	7,698	889,273
Oceaneering International, Inc.	31,207	845,086
RPC, Inc.	37,707	690,415

		3,182,933

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Oil & Gas—2.58%
Cabot Oil & Gas Corp.	27,529	$658,218
Pioneer Natural Resources Co.	6,066	1,129,671
Range Resources Corp.	17,894	520,715

		2,308,604

Total Energy		5,491,537

FINANCIALS—8.71%
Banks—3.43%
East West Bancorp, Inc.	24,521	1,265,529
SVB Financial GroupA	9,685	1,802,282

		3,067,811

Diversified Financials—4.22%
Affiliated Managers Group, Inc.	5,434	890,850
Euronet Worldwide, Inc.A	15,779	1,349,420
MarketAxess Holdings, Inc.	8,105	1,519,606

		3,759,876

Insurance—1.06%
WEX, Inc.A	9,177	949,820

Total Financials		7,777,507

HEALTH CARE—19.72%
Biotechnology—0.49%
Alexion Pharmaceuticals, Inc.A	3,620	438,889

Health Care Equipment & Supplies—11.14%
ABIOMED, Inc.A	4,690	587,188
Dentsply Sirona, Inc.	11,334	707,695
DexCom, Inc.A	10,757	911,441
Hologic, Inc.A	24,105	1,025,668
Idexx Laboratories, Inc.A	11,565	1,788,065
Illumina, Inc.A	7,034	1,200,282
Intuitive Surgical, Inc.A	1,367	1,047,764
Medidata Solutions, Inc.A	16,924	976,346
ResMed, Inc.	17,078	1,229,104
Varian Medical Systems, Inc.A	5,149	469,228

		9,942,781

Health Care Providers & Services—4.59%
Acadia Healthcare Co., Inc.A B	19,023	829,403
Cerner Corp.A	20,728	1,219,843
Henry Schein, Inc.A	6,723	1,142,708
PAREXEL International Corp.A	14,427	910,488

		4,102,442

Pharmaceuticals—3.50%
Akorn, Inc.A	28,854	694,804
ICON PLCA C	11,929	950,980
Pacira Pharmaceuticals, Inc.A	13,968	636,941
QIAGEN N.V.	29,276	848,126

		3,130,851

Total Health Care		17,614,963

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS—14.90%
Aerospace & Defense—1.47%
Orbital ATK, Inc.	13,357	$1,308,986

Commercial Services & Supplies—4.92%
CoStar Group, Inc.A	6,647	1,377,391
HMS Holdings Corp.A	53,896	1,095,706
Verisk Analytics, Inc.A	14,223	1,154,054
WageWorks, Inc.A	10,706	774,044

		4,401,195

Diversified Manufacturing—0.90%
Acuity Brands, Inc.	3,920	799,680

Electrical Equipment—4.53%
Cognex Corp.	21,411	1,797,453
IPG Photonics Corp.	8,055	972,239
Roper Industries, Inc.	3,415	705,163
Sensata Technologies Holding N.V.A	13,051	569,937

		4,044,792

Road & Rail—0.94%
J.B. Hunt Transport Services, Inc.	9,177	841,898

Trading Companies & Distributors—2.14%
Fastenal Co.	18,006	927,309
MSC Industrial Direct Co., Inc., Class A	9,564	982,797

		1,910,106

Total Industrials		13,306,657

INFORMATION TECHNOLOGY—27.09%
Communications Equipment—0.75%
Palo Alto Networks, Inc.A	5,962	671,798

Electronic Equipment & Instruments—3.16%
FLIR Systems, Inc.	36,348	1,318,705
NVIDIA Corp.	13,803	1,503,561

		2,822,266

Internet Software & Services—5.42%
Akamai Technologies, Inc.A	9,584	572,165
Athenahealth, Inc.A	8,235	928,002
Fortinet, Inc.A	20,698	793,768
IHS Markit Ltd.A	17,893	750,611
MercadoLibre, Inc.B	8,523	1,802,359

		4,846,905

IT Consulting & Services—1.27%
Fiserv, Inc.A	5,812	670,182
Tyler Technologies, Inc.	3,014	465,844

		1,136,026

Semiconductor Equipment & Products—4.54%
Lam Research Corp.	7,104	911,869
Microchip Technology, Inc.	21,340	1,574,465

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Semiconductor Equipment & Products—4.54% (continued)
NXP Semiconductors N.V.A	5,750	$595,125
Xilinx, Inc.	16,772	970,931

		4,052,390

Software—11.95%
Ansys, Inc.A	5,659	604,777
Aspen Technology, Inc.A	20,300	1,196,076
Autodesk, Inc.A	12,745	1,102,060
Cadence Design Systems, Inc.A	34,971	1,098,089
Check Point Software Technologies Ltd.A	5,353	549,539
Electronic Arts, Inc.A	12,796	1,145,498
National Instruments Corp.	23,557	767,016
Red Hat, Inc.A	10,798	934,027
Salesforce.com, Inc.A	7,107	586,256
Splunk, Inc.A	10,298	641,462
Square, Inc., Class AA	29,979	518,037
Tableau Software, Inc., Class AA	9,177	454,720
Ultimate Software Group, Inc.A	5,556	1,084,587

		10,682,144

Total Information Technology		24,211,529

Total Common Stock (Cost $62,234,414)		87,794,862

SHORT TERM INVESTMENTS—2.03% (Cost $1,810,869)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	1,810,869	1,810,869

SECURITIES LENDING COLLATERAL—2.37% (Cost $2,113,187)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	2,113,187	2,113,187

TOTAL INVESTMENTS—102.67% (Cost $66,158,469)		91,718,918
LIABILITIES, NET OF OTHER ASSETS—(2.67%)		(2,382,190)

TOTAL NET ASSETS—100.00%		$89,336,728

Percentages are stated as a percent of net assets.

A Non-income producing security.
B All or a portion of this security is on loan at March 31, 2017.
C PLC—Public Limited Company.
D The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
MercadoLibre, Inc.		2.0
SVB Financial Group		2.0
Cognex Corp.		2.0
Idexx Laboratories, Inc.		2.0
Microchip Technology, Inc.		1.8
MarketAxess Holdings, Inc.		1.7
Ulta Salon Cosmetics & Fragrance, Inc.		1.7
NVIDIA Corp.		1.7
CoStar Group, Inc.		1.5
Ross Stores, Inc.		1.5
Total Fund Holdings	92

Sector Allocation (% Equities)
Information Technology	33.7
Health Care	21.9
Consumer Discretionary	16.1
Industrials	10.9
Energy	6.1
Financials	6.1
Consumer Staples	3.2
Cash Equivalent	2.0

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCK—98.10%
CONSUMER DISCRETIONARY—10.50%
Auto Components—0.59%
Motorcar Parts of America, Inc.A	118,911	$3,654,135

Hotels, Restaurants & Leisure—4.69%
Chuy’s Holdings, Inc.A	197,847	5,895,841
National CineMedia, Inc.	447,083	5,646,658
Papa John’s International, Inc.	97,850	7,831,914
Potbelly Corp.A	223,620	3,108,318
Wingstop, Inc.B	228,846	6,471,765

		28,954,496

Media—1.27%
IMAX Corp.A	230,360	7,832,240

Multiline Retail—1.08%
Ollie’s Bargain Outlet Holdings, Inc.A B	199,792	6,693,032

Specialty Retail—2.87%
Aaron’s, Inc.	119,801	3,562,882
Boot Barn Holdings, Inc.A	410,570	4,060,537
Bright Horizons Family Solutions, Inc.A	65,768	4,767,522
Monro Muffler Brake, Inc.	101,866	5,307,219

		17,698,160

Total Consumer Discretionary		64,832,063

CONSUMER STAPLES—3.32%
Beverages—1.19%
MGP Ingredients, Inc.B	135,274	7,335,909

Food Products—2.13%
Calavo Growers, Inc.B	134,974	8,179,424
TreeHouse Foods, Inc.A	58,780	4,976,315

		13,155,739

Total Consumer Staples		20,491,648

ENERGY—6.51%
Energy Equipment & Services—4.76%
Core Laboratories N.V.B	27,918	3,225,087
Flotek Industries, Inc.A B	281,038	3,594,476
Forum Energy Technologies, Inc.A	281,821	5,833,695
Oceaneering International, Inc.	146,209	3,959,340
PDC Energy, Inc.A	78,983	4,924,590
RigNet, Inc.A	229,646	4,925,907
RPC, Inc.	159,295	2,916,691

		29,379,786

Oil & Gas—1.75%
Carrizo Oil & Gas, Inc.A	105,988	3,037,616
Rice Energy, Inc.A	327,505	7,761,869

		10,799,485

Total Energy		40,179,271

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
FINANCIALS—6.98%
Banks—1.91%
Allegiance Bancshares, Inc.A	46,040	$1,712,688
East West Bancorp, Inc.	71,257	3,677,574
SVB Financial GroupA	25,425	4,731,338
Veritex Holdings, Inc.A	58,982	1,658,574

		11,780,174

Diversified Financials—3.05%
Euronet Worldwide, Inc.A	119,684	10,235,375
MarketAxess Holdings, Inc.	45,887	8,603,354

		18,838,729

Insurance—2.02%
Hilltop Holdings, Inc.	284,765	7,822,494
WEX, Inc.A	44,871	4,644,149

		12,466,643

Total Financials		43,085,546

HEALTH CARE—21.02%
Biotechnology—2.63%
MiMedx Group, Inc.A B	423,827	4,039,071
Neogen Corp.A	124,312	8,148,652
Repligen Corp.A	115,814	4,076,653

		16,264,376

Health Care Equipment & Supplies—5.47%
Abaxis, Inc.	96,426	4,676,661
ABIOMED, Inc.A	50,252	6,291,550
Bio-Techne Corp.	33,298	3,384,742
Medidata Solutions, Inc.A	134,456	7,756,767
NuVasive, Inc.A	120,484	8,997,745
Penumbra, Inc.A	32,327	2,697,688

		33,805,153

Health Care Providers & Services—6.99%
AAC Holdings, Inc.A B	203,753	1,738,013
Acadia Healthcare Co., Inc.A B	174,108	7,591,109
HealthEquity, Inc.A	204,812	8,694,269
MAXIMUS, Inc.	62,029	3,858,204
Omnicell, Inc.A	131,469	5,344,214
PAREXEL International Corp.A	149,134	9,411,847
The Advisory Board Co.A	139,391	6,523,499

		43,161,155

Pharmaceuticals—5.93%
Akorn, Inc.A	222,330	5,353,706
ICON PLCA C	132,179	10,537,310
Ligand Pharmaceuticals, Inc.	75,378	7,978,008
Pacira Pharmaceuticals, Inc.A	143,680	6,551,808
Proto Labs, Inc.A	121,381	6,202,569

		36,623,401

Total Health Care		129,854,085

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
INDUSTRIALS—16.13%
Aerospace & Defense—2.77%
Aerovironment, Inc.A	135,355	$3,794,001
HEICO Corp., Class A	89,743	6,730,725
Orbital ATK, Inc.	67,206	6,586,188

		17,110,914

Air Freight & Couriers—1.32%
Echo Global Logistics, Inc.A	209,437	4,471,480
HUB Group, Inc., Class AA	79,288	3,678,963

		8,150,443

Banks—0.71%
SiteOne Landscape Supply, Inc.A	91,015	4,406,036

Building Products—1.25%
Trex Co., Inc.A	110,861	7,692,645

Commercial Services & Supplies—4.72%
CoStar Group, Inc.A	43,553	9,025,053
HMS Holdings Corp.A	461,785	9,388,089
WageWorks, Inc.A	148,713	10,751,950

		29,165,092

Electrical Equipment—1.64%
Cognex Corp.	120,757	10,137,550

Machinery—2.88%
CIRCOR International, Inc.	44,961	2,672,482
Kornit Digital Ltd.A	258,065	4,929,042
Lindsay Corp.B	40,200	3,542,423
RBC Bearings, Inc.	68,221	6,623,577

		17,767,524

Trading Companies & Distributors—0.84%
MSC Industrial Direct Co., Inc., Class A	50,196	5,158,141

Total Industrials		99,588,345

INFORMATION TECHNOLOGY—30.93%
Computers & Peripherals—0.51%
The KeyW Holding Corp.A B	336,697	3,178,420

Electronic Equipment & Instruments—1.55%
CyberOptics Corp.A	81,891	2,125,071
FLIR Systems, Inc.	105,988	3,845,245
Taser International, Inc.A	156,945	3,576,777

		9,547,093

Internet Software & Services—6.55%
Athenahealth, Inc.A	40,914	4,610,599
Five9, Inc.A	199,488	3,283,572
HealthStream, Inc.A	188,233	4,560,886
Mimecast Ltd.A	174,458	3,906,115
Proofpoint, Inc.A	116,165	8,638,029
Q2 Holdings, Inc.A	146,494	5,105,316

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
Internet Software & Services—6.55% (continued)
Shopify, Inc., Class AA	74,225	$5,053,980
Stamps.com, Inc.B	44,668	5,286,458

		40,444,955

IT Consulting & Services—2.07%
Cardtronics PLCA C	132,944	6,215,132
Tyler Technologies, Inc.	42,317	6,540,516

		12,755,648

Semiconductor Equipment & Products—8.66%
8x8, Inc.A	548,312	8,361,758
Cavium, Inc.A	91,876	6,583,834
Inphi Corp.A	52,477	2,561,927
Integrated Device Technology, Inc.A	185,072	4,380,654
MACOM Technology Solutions Holdings, Inc.A	89,169	4,306,863
Microsemi Corp.	186,118	9,590,661
Power Integrations, Inc.	109,845	7,222,309
Rudolph Technologies, Inc.A	189,031	4,234,294
Semtech Corp.A	185,565	6,272,097

		53,514,397

Software—11.59%
Aspen Technology, Inc.A	138,355	8,151,877
CyberArk Software Ltd.A	103,754	5,277,966
Envestnet, Inc.A	227,093	7,335,104
Globant S.A.A	61,420	2,235,687
Guidewire Software, Inc.A	130,386	7,344,643
Imperva, Inc.A	77,257	3,171,400
Manhattan Associates, Inc.A	104,381	5,433,030
National Instruments Corp.	118,035	3,843,220
PROS Holdings, Inc.A	164,785	3,986,149
Qualys, Inc.A	154,345	5,849,675
SPS Commerce, Inc.A	87,834	5,137,411
Take-Two Interactive Software, Inc.	103,856	6,155,545
Ultimate Software Group, Inc.A	39,389	7,689,127

		71,610,834

Total Information Technology		191,051,347

MATERIALS—2.71%
Chemicals—0.94%
Balchem Corp.	70,440	5,805,665

Construction Materials—0.54%
Forterra, Inc.A	172,382	3,361,449

Metals & Mining—1.23%
Mueller Water Products, Inc., Class A	529,124	6,254,246
US Silica Holdings, Inc.	27,177	1,304,224

		7,558,470

Total Materials		16,725,584

Total Common Stock (Cost $482,698,816)		605,807,889

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND SM

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT TERM INVESTMENTS—1.52% (Cost $9,358,837)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	9,358,837	$9,358,837

SECURITIES LENDING COLLATERAL—3.98% (Cost $24,621,748)
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.65% D	24,621,748	24,621,748

TOTAL INVESTMENTS—103.61% (Cost $516,679,401)		639,788,474
LIABILITIES, NET OF OTHER ASSETS—(3.61%)		(22,306,487)

TOTAL NET ASSETS—100.00%		$617,481,987

Percentages are stated as a percent of net assets.

A Non-income producing security.
B All or a portion of this security is on loan at March 31, 2017.
C PLC—Public Limited Company.
D The Fund is affiliated by having the same investment advisor.

Top Ten Holdings (% Net Assets)
Euronet Worldwide, Inc.		1.7
ICON PLC		1.7
WageWorks, Inc.		1.7
Cognex Corp.		1.6
Microsemi Corp.		1.6
CoStar Group, Inc.		1.5
HMS Holdings Corp.		1.5
NuVasive, Inc.		1.5
PAREXEL International Corp.		1.5
HealthEquity, Inc.		1.4
Total Fund Holdings	109

Sector Allocation (% Equities)
Information Technology	34.7
Health Care	21.4
Industrials	15.7
Consumer Discretionary	10.5
Energy	6.2
Financials	4.6
Consumer Staples	3.3
Materials	2.1
Cash Equivalent	1.5

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company except for the American Beacon AHL Managed Futures Strategy and American Beacon Ionic Strategic Arbitrage Funds which are registered as a non-diversified Funds. As of March 31, 2017, the Trust consists of thirty-one active series, eight of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon AHL Managed Futures Strategy Fund(“AHL Managed Futures Strategy”), American Beacon Bahl & Gaynor Small Cap Growth Fund (“Bahl & Gaynor”), American Beacon Bridgeway Large Cap Growth Fund (“Bridgeway Large Cap Growth”), American Beacon Bridgeway Large Cap Value Fund (“Bridgeway Large Cap Value”), American Beacon Holland Large Cap Growth Fund (“Holland Large Cap Growth”), American Beacon Ionic Strategic Arbitrage Fund (“Ionic Strategic Arbitrage”), American Beacon Stephens Mid-Cap Growth Fund (“Stephens Mid-Cap Growth”), and American Beacon Stephens Small Cap Growth Fund (“Stephens Small Cap Growth”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the AHL Managed Futures Strategy Fund, (the “CFC Fund”), includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may each invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2017	% of Total Net Assets of the Fund at March 31, 2017	Net Realized Gain(Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$112,788,398	22.89%	$(3,962,441)

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

The AHL Managed Futures Fund is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the “CFTC”) and operated by the Manager, a commodity pool operator registered with the CFTC.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, on days that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	—	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the

64

foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, U.S. government agencies, and U.S. treasury obligations are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of March 31, 2017, the investments were classified as described below:

AHL Managed Futures Strategy Fund(1)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Money Market Funds	$10,504,622	$—	$—	$10,504,622
U.S. Treasury Bills	—	427,696,453	—	427,696,453

Total Investments in Securities	$10,504,622	$427,696,453	$—	$438,201,075

Financial Derivative Instruments—Assets
Futures Contracts	$12,078,011	$—	$—	$12,078,011
Forward Currency Contracts	—	5,086,136	—	5,086,136

Total Other Financial Instruments	$12,078,011	$5,086,136	$—	$17,164,147

Financial Derivative Instruments—Liabilities
Futures Contracts	$(5,743,842)	$—	$—	$(5,743,842)
Forward Currency Contracts	—	(2,406,115)	—	(2,406,115)

Total Other Financial Instruments	$(5,743,842)	$(2,406,115)	$—	$(8,149,957)

Bahl & Gaynor Small Cap Growth Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$27,020,494	$—	$—	$27,020,494
Short-Term Investments—Money Market Funds	635,932	—	—	635,932
Securities Lending Collateral invested in Money Markets Funds	438,097	—	—	438,097

Total Investments in Securities	$28,094,523	$—	$—	$28,094,523

Financial Derivative Instruments—Assets
Futures Contracts	$2,515	$—	$—	$2,515

Bridgeway Large Cap Growth Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$139,806,625	$—	$—	$139,806,625
Short-Term Investments—Money Market Funds	3,758,725	—	—	3,758,725
Securities Lending Collateral invested in Money Market Funds	1,167,788			1,167,788

Total Investments in Securities	$144,733,138	$—	$—	$144,733,138

Financial Derivative Instruments—Assets
Futures Contracts	$14,622	$—	$—	$14,622

Bridgeway Large Cap Value Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$4,234,658,252	$—	$—	$4,234,658,252
Short-Term Investments—Money Market Funds	78,736,161	—	—	78,736,161

Total Investments in Securities	$4,313,394,413	$—	$—	$4,313,394,413

Financial Derivative Instruments—Assets
Futures Contracts	$245,606	$—	$—	$245,606

Holland Large Cap Growth Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$86,245,427	$—	$—	$86,245,427
Short-Term Investments—Money Market Funds	3,189,021	—	—	3,189,021
Securities Lending Collateral invested in Money Markets Funds	576,932	—	—	576,932

Total Investments in Securities	$90,011,380	$—	$—	$90,011,380

Financial Derivative Instruments—Assets
Futures Contracts	$(3,184)	$—	$—	$(3,184)

Ionic Strategic Arbitrage Fund(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$24,716,505	$—	$—	$24,716,505
Warrants	10,370,755	—	—	10,370,755
Convertible Preferred Stocks	7,144,770	—	—	7,144,770
Preferred Stock	7,988,789	1,090,098	—	9,078,887
Convertible Obligations	—	33,371,639	—	33,371,639
Collateralized Mortgage Obligations	—	24,977,035	1,571,481	26,548,516
Investment Companies	7,809,799	—	—	7,809,799
Exchange Traded Instruments	9,873,098	—	—	9,873,098
Short-Term Investments—Money Market Funds	9,024,212	—	—	9,024,212

Total Investments in Securities—Assets	$76,927,928	$59,438,772	$1,571,481	$137,938,181

Liabilities
Common Stock (Sold Short)	$(75,527,795)	$—	$—	$(75,527,795)
Preferred Stock (Sold Short)	(1,479,403)	—	—	(1,479,403)
Investment Companies (Sold Short)	(3,321,750)	—	—	(3,321,750)
Exchange Traded Instruments (Sold Short)	(7,298,713)	—	—	(7,298,713)

Total Investments in Securities—Liabilities	$(87,627,661)	$—	$—	$(87,627,661)

Total Investments in Securities	$(10,699,733)	$59,438,772	$1,571,481	$50,310,520

Financial Derivatives Instruments—Assets
Purchased Options	$7,772,149	$—	$—	$7,772,149
Financial Derivatives Instruments—Liabilities
Futures Contracts	$(1,992)	$—	$—	$(1,992)
Written Options	(4,201,466)	—	—	(4,201,466)

	$(4,203,458)	$—	$—	$(4,203,458)

Stephens Mid-Cap Growth Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$87,794,862	$—	$—	$87,794,862
Short-Term Investments—Money Market Funds	1,810,869	—	—	1,810,869
Securities Lending Collateral invested in Money Markets Funds	2,113,187	—	—	2,113,187

Total Investments in Securities	$91,718,918	$—	$—	$91,718,918

Stephens Small Cap Growth Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$605,807,889	$—	$—	$605,807,889
Short-Term Investments—Money Market Funds	9,358,837	—	—	9,358,837
Securities Lending Collateral invested in Money Markets Funds	24,621,748	—	—	24,621,748

Total Investments in Securities	$639,788,474	$—	$—	$639,788,474

(1)	Refer to the Schedule of Investments for industry information.

U.S. GAAP also requires all significant transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period ended March 31, 2017, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Ionic Strategic Arbitrage Fund	Collateralized Mortgage Obligations
Balance as of 12/31/2016	$2,155,189
Net Purchases	6,891
Net Sales	473,943
Realized gain (loss)	(76,942)
Change in unrealized appreciation (depreciation)	(39,714)
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of 3/31/2017	$1,571,481

Change in unrealized appreciation (depreciation) at period end**	$(39,714)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The collateralized mortgage obligations classified as Level 3 were valued using single broker quotes. However, these securities were transferred in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

Securities and other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2017 are disclosed in the Notes to the Schedules of Investments.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particularly leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at the year ended March 31, 2017 are disclosed in the Notes to the Schedules of Investments.

Interest-Only and Principal-Only Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Interest-only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages. Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of March 31, 2017, short positions were held by the Ionic Strategic Arbitrage Fund.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies they own or in which they may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Funds write a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

For the period ended March 31, 2017, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Currency Contracts

The AHL Managed Futures Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended March 31, 2017, the AHL Managed Futures Fund entered into foreign currency exchange contracts primarily for speculative purposes.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended March 31, 2017 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Funds’ performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Asset Selection Risk

Assets selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Commodities Risk

The AHL Managed Futures Strategy Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value per share (“NAV”) of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”).

Crowding/Convergence Risk

There is significant competition among quantitatively-focused managers and the ability of the sub-advisor to deliver returns that have a low correlation with global aggregate equity markets and other funds is dependent on their ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. In addition, the Funds’ investments in derivatives are subject to the following risks: Futures and Forward Currency Contracts; Options; Swap Agreements; and Warrants.

Futures and Forward Currency Contracts Risk

Futures and forward currency contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There may be an imperfect correlation between the movement in the prices of futures contracts and the value of the underlying instruments or indexes. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty. There may not be a liquid secondary market for the futures contracts. Forward currency transactions, including NDFs, and forward currency contracts include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the Funds to price fluctuations resulting from changes in interest rates. The Funds could suffer a loss if interest rates rise after the funds have purchased an interest rate futures contract or fall after the Funds have sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Funds to potential losses if interest rates do not move as expected.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Swap Agreements Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Warrants Risk

Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

High Yield Securities Risk

Investing in high yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed income securities it holds will decline due to rising interest rates. As of the date of this report, interest rates are near historic lows, but may rise substantially and/or rapidly, potentially resulting in substantial losses to the Funds. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction as movements in interest rates. The prices of fixed-income securities are also affected by their durations. Fixed- income securities with longer duration generally have greater sensitivity to changes in interest rates. Significant upward pressure on domestic interest rates and a corresponding widening of credit spreads could negatively impact the market price of emerging debt markets. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk

The Funds’ use of futures, forward currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rates of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Model and Data Risk

The sub-advisor relies heavily on proprietary trading models (“Models”) and both proprietary and external information and market data (“Data”) to generate investment strategies, to estimate investment values and to identify specific trade recommendations. The sub-advisor also relies on Models and Data to identify and manage investment risk and to assist in determining appropriate hedging strategies that seek to reduce certain risks.

Models and Data may be extremely complex and may have errors, omissions, imperfections and malfunctions (collectively referred to as “System Events”). More complex Models and Data typically have a higher potential for System Events and may result in investment losses in the Funds. Additionally, investments in derivative securities may increase the risks associated with System Events.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of investments.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the Models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the Models accordingly, major losses may result — all of which will be borne by the Funds.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Funds permit various forms of securities as collateral whose values fluctuate and that are not issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Funds’ right to control the collateral. Repurchase agreements are subject to credit risk.

Risk Management

Risk is an essential part of investing. No risk management program can eliminate the Funds’ exposure to adverse events; at best, it can only reduce the possibility that the Funds will be affected by such events, and especially those risks that are not intrinsic to the Funds’ investment program.

Risk of Programming and Modelling Error

The success of the sub-advisor’s investment strategy depends largely on the effectiveness of its quantitative research model and investment programs. The programs may not react to market events resulting in losses for the Funds. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Funds.

Sector Risk

To the extent the Funds invest more heavily in particular sectors, their performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Because the Funds may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and under-weighted in others. As such, the Funds’ performance is likely to be disproportionately affected by the factors influencing those sectors.

Short Position Risk

The Funds’ losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Funds are required to purchase may have appreciated. Because the Funds may invest the proceeds of a short sale, another effect of short selling on the Funds is similar to the effect of leverage, in that it amplifies changes in the Funds’ net asset value since it increases the exposure of the Funds to the market.

Subsidiary Risk

By investing in the Subsidiary, the AHL Managed Futures Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Report, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could adversely affect the Fund’s performance.

Tax Risk

To qualify as a regulated investment company under Subchapter M (“RIC”), the Fund must derive at least 90 percent of its gross income for each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy Fund invests is not considered qualifying income. The Fund will therefore restrict the income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.

The Internal Revenue Service (“IRS”) has issued a large number of private letter rulings (which the AHL Managed Futures Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. The IRS suspended the issuance of new such rulings in July 2011 but has not taken any actions regarding its previously issued rulings. Accordingly, the Fund has not sought to obtain such a ruling and is relying on the advice of counsel regarding the tax treatment of distributions by the Subsidiary to the Fund of such income. The tax treatment of the Fund’s commodity-linked investments may be materially adversely affected by future legislation, Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Securities Lending

The Bahl & Gaynor, Bridgeway Large Cap Growth, Holland Large Cap Growth, Stephens Mid-Cap Growth, and Stephens Small Cap Growth Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2017, the value of outstanding securities on loan and the value of collateral was as follows:

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Bahl & Gaynor Small Cap Growth	$427,155	$—	$438,097
Bridgeway Large Cap Growth	1,138,062	—	1,167,788
Holland Large Cap Growth	556,669	—	576,932
Stephens Mid-Cap Growth	2,059,251	—	2,113,187
Stephens Small Cap Growth	24,331,344	—	24,621,748

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2017, the Funds’ cost of investments for federal income tax purposes were as follows:

	Cost of Investments for Federal Income Tax Purposes		Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
AHL Managed Futures Fund	$438,202,221		$3,996	$(5,142)	$(1,146)
Bahl & Gaynor Small Cap Growth Fund	25,084,100		3,405,065	(394,642)	3,010,423
Bridgeway Large Cap Growth Fund	126,945,595		20,704,648	(2,917,105)	17,787,543
Bridgeway Large Cap Value Fund	3,904,865,269		488,106,162	(79,577,018)	408,529,144
Holland Large Cap Growth Fund	61,980,857		29,472,375	(1,441,852)	28,030,523
Ionic Strategic Arbitrage Fund	65,974,514	*	11,159,120	(26,823,114)	(15,663,994)
Stephens Mid-Cap Growth Fund	67,696,146		27,049,135	(3,026,363)	24,022,772
Stephens Small Cap Growth Fund	522,202,415		134,791,248	(17,205,189)	117,586,059

*	lncluded netted securities sold short

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended March 31, 2017, the Funds have the following Post RIC MOD capital loss carryforwards:

Fund	Short-term	Long-term
AHL Managed Futures	$9,365,911	$2,267,413
Bridgeway Large Cap Growth	12,258,064	—
Stephens Small Cap Growth	—	2,647,264

For the period ended March 31, 2017, the Funds have the following Pre RIC MOD capital loss carryforwards:

Fund	Carryforwards	Expires
Bridgeway Large Cap Growth	$7,931,367	12/31/2017

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2017

By:
/s/Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 30, 2017